UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
Barrow Hanley US Value Opportunities Fund
Institutional Shares/BVOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$34	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,250,045
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	31.59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
UnitedHealth Group, Inc.	2.4%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	1.9%
Entergy Corp.	1.9%
Elevance Health, Inc.	1.9%
Keurig Dr. Pepper, Inc.	1.9%
Medtronic PLC	1.8%
Willis Towers Watson PLC	1.8%
Carnival Corp.	1.8%
Xcel Energy, Inc.	1.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley Total Return Bond Fund
Institutional Shares/BTRIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$17	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$173,632,687
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	37.21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 0.25%, 05/31/25	5.3%
U.S. Treasury Notes, 4.88%, 04/30/26	1.8%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.6%
Citigroup, Inc., 5.83%, 02/13/35	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.4%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.3%
Freddie Mac Pool #RJ1265, 5.50%, 04/01/54	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.3%
Fannie Mae Pool #MA4841, 5.00%, 12/01/52	1.3%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley International Value Fund
Institutional Shares/BNIVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$47	0.94%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,838,806
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	19.35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Rheinmetall A.G.	3.3%
Julius Baer Group Ltd.	3.0%
Standard Chartered PLC	2.8%
BNP Paribas S.A.	2.8%
Thales S.A.	2.4%
Sanofi S.A.	2.1%
Snam S.p.A.	2.0%
BASF S.E.	2.0%
Enel S.p.A.	2.0%
SCOR S.E.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, in connection with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund adopted a new investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies”.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley Floating Rate Fund
Institutional Shares/BFRNX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$30	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,911,176
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	56.66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
TMS International Corp., Term B-7 Loan, 7.79%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 7.57%, 12/11/30	2.0%
Nexus Buyer LLC, Initial Term Loan, 7.82%, 07/31/31	1.9%
Magnite, Inc., Amendment No.2 Initial Term Loan, 7.32%, 02/06/31	1.6%
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan, 9.29%, 05/30/27	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.55%, 12/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 7.32%, 08/18/28	1.4%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 8.05%, 05/17/31	1.4%
MH Sub I LLC, 2023 May Incremental Term Loan, 8.57%, 05/03/28	1.4%
Proofpoint, Inc., 2024 Refinancing Term Loan, 7.32%, 08/31/28	1.2%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley Emerging Markets Value Fund
Institutional Shares/BEMVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$47	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,958,918
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	15.50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MediaTek, Inc.	4.3%
SK Hynix, Inc.	4.1%
Samsung Electro-Mechanics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd. - Class H	2.8%
JD.com, Inc. - Class A	2.8%
UPL Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Hiwin Technologies Corp.	2.4%
PTT Exploration & Production PCL - REG	2.2%
Great Wall Motor Co. Ltd. - Class H	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities.
A more detailed explanation of how the Fund defines “value companies” and “emerging market countries” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley Credit Opportunities Fund
Institutional Shares/BCONX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,914,356
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	18.05%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.88%,	22.7%
ILFC E-Capital Trust I, 6.12%, 12/21/65	2.2%
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/32	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.0%
PROG Holdings, Inc., 6.00%, 11/15/29	2.0%
Howard Hughes (The) Corp., 4.38%, 02/01/31	1.9%
Enviri Corp., 5.75%, 07/31/27	1.6%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.6%
Interface, Inc., 5.50%, 12/01/28	1.4%
Chemours (The) Co., 4.63%, 11/15/29	1.4%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Institutional Shares/BEOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$54	1.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,464,914
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	27.08%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MediaTek, Inc.	4.6%
Kasikornbank PCL - REG	4.4%
JD.com, Inc. - Class A	4.0%
Ping An Insurance Group Co. of China Ltd. - Class H	3.8%
Hiwin Technologies Corp.	3.5%
SK Hynix, Inc.	3.4%
Tingyi Cayman Islands Holding Corp.	3.4%
Samsung Electro-Mechanics Co. Ltd.	3.4%
Great Wall Motor Co. Ltd. - Class H	3.2%
B3 S.A. - Brasil Bolsa Balcao	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that are (1) issued by companies located in emerging market countries and (2) consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser.
A more detailed explanation of how the Fund defines “emerging market countries” and “ESG criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
BARROW HANLEY

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Barrow Hanley Credit Opportunities Fund
Barrow Hanley Emerging Markets Value Fund
Barrow Hanley Floating Rate Fund
Barrow Hanley International Value Fund
Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

BARROW HANLEY FUNDS
TABLE OF CONTENTS
March 31, 2025

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.4%
Brazil	6.0%
B3 S.A. - Brasil Bolsa Balcao		79,498	$169,126
Dexco S.A.		64,094	60,427
TIM S.A.		31,743	100,128
			329,681
China	25.8%
Baidu, Inc. - Class A(a)		9,508	109,743
China International Capital Corp. Ltd. - Class H(b)		77,267	145,280
China Mengniu Dairy Co. Ltd.		54,269	134,040
Great Wall Motor Co. Ltd. - Class H		98,730	173,147
JD.com, Inc. - Class A		10,536	216,742
Li Ning Co. Ltd.		52,053	106,840
Ping An Insurance Group Co. of China Ltd. - Class H		35,047	209,194
Tingyi Cayman Islands Holding Corp.		110,709	185,865
Xinyi Glass Holdings Ltd.		128,083	126,713
			1,407,564
Hong Kong	3.8%
ASMPT Ltd.		10,885	76,717
Sino Biopharmaceutical Ltd.		273,243	132,119
			208,836
India	2.8%
UPL Ltd.		20,992	155,898
Indonesia	2.6%
Telkom Indonesia Persero Tbk PT		962,452	139,777
Malaysia	3.0%
Petronas Chemicals Group Bhd.		64,279	52,650
Public Bank Bhd.		109,285	109,076
			161,726
Mexico	4.7%
Grupo Financiero Banorte S.A.B. de C.V., Series O		15,362	106,542
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		93,139	152,694
			259,236
Saudi Arabia	3.0%
Saudi National Bank (The)		17,166	163,581
South Africa	4.6%
Absa Group Ltd.		11,130	107,853
Sibanye Stillwater Ltd.(a)		125,976	143,721
			251,574
South Korea	15.8%
Amorepacific Corp.		2,112	146,316
HL Mando Co. Ltd.		4,061	107,702
Korea Investment Holdings Co. Ltd.		2,197	109,862
Samsung Electro-Mechanics Co. Ltd.		2,074	183,703
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SK Hynix, Inc.		1,414	$188,495
SK Telecom Co. Ltd.		3,402	128,145
			864,223
Taiwan	12.7%
Bizlink Holding, Inc.		4,801	74,626
Globalwafers Co. Ltd.		6,773	65,778
Hiwin Technologies Corp.		26,158	192,782
Largan Precision Co. Ltd.		1,525	109,837
MediaTek, Inc.		5,868	252,914
			695,937
Thailand	5.4%
Kasikornbank PCL - REG		50,068	239,493
Siam Cement (The) PCL - REG		11,729	54,034
			293,527
United Arab Emirates	2.2%
First Abu Dhabi Bank PJSC		31,651	118,925
TOTAL COMMON STOCKS (Cost $4,788,433)			5,050,485
PREFERRED STOCKS	4.6%
Brazil	2.0%
Banco Bradesco S.A.(a)		50,026	111,072
Colombia	2.6%
Bancolombia S.A. - ADR, 9.48%(c)		3,485	140,097
TOTAL PREFERRED STOCKS (Cost $249,245)			251,169
SHORT-TERM INVESTMENTS	2.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(d)		127,021	127,021
TOTAL SHORT-TERM INVESTMENTS (Cost $127,021)			127,021
TOTAL INVESTMENTS (Cost $5,164,699)	99.3%		5,428,675
NET OTHER ASSETS (LIABILITIES)	0.7%		36,239
NET ASSETS	100.0%		$5,464,914

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $145,280 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

At March 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	31.7%
Information Technology	16.0
Consumer Staples	11.3
Consumer Discretionary	11.2
Communication Services	8.7
Materials	8.5
Industrials	7.2
Health Care	2.4
Total	97.0%
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.3%
Other Asset-Backed Securities	2.3%
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 10.69%, 04/20/37(a)(b)		$1,000,000	$1,004,259
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 9.70%, 07/15/36(a)(b)		500,000	503,509
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.62%, 04/20/37(a)(b)		250,000	254,386
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 11.04%, 07/20/37(a)(b)		400,000	402,728
			2,164,882
TOTAL ASSET-BACKED SECURITIES (Cost $2,156,127)			2,164,882
CORPORATE BONDS	63.5%
Aerospace & Defense	0.3%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	278,941
Automotive	1.8%
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	446,617
Tenneco, Inc. 8.00%, 11/17/28(a)		1,250,000	1,192,180
			1,638,797
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	312,035
Biotechnology & Pharmaceuticals	0.5%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		446,000	423,776
Cable & Satellite	3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	927,442
7.38%, 03/01/31(a)		750,000	761,981
CSC Holdings LLC,
11.75%, 01/31/29(a)		250,000	242,461
4.13%, 12/01/30(a)		750,000	543,103
4.63%, 12/01/30(a)		1,000,000	486,637
			2,961,624
Capital Goods	1.0%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		290,000	291,841
Waste Pro U.S.A., Inc. 7.00%, 02/01/33(a)		670,000	672,261
			964,102
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	3.5%
Axalta Coating Systems LLC 3.38%, 02/15/29(a)		$500,000	$457,269
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,500,000	1,280,333
8.00%, 01/15/33(a)		30,000	28,053
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		1,710,000	1,473,816
			3,239,471
Commercial Support Services	4.8%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		1,135,000	1,149,471
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	117,972
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	126,337
Enviri Corp. 5.75%, 07/31/27(a)		1,572,000	1,500,829
Reworld Holding Corp. 4.88%, 12/01/29(a)		1,125,000	1,046,378
Williams Scotsman, Inc. 6.63%, 06/15/29(a)		500,000	505,857
			4,446,844
Construction Materials	0.2%
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	144,957
Consumer Non-Cyclical	0.7%
Insulet Corp. 6.50%, 04/01/33(a)		150,000	152,469
LifePoint Health, Inc. 8.38%, 02/15/32(a)		495,000	498,395
			650,864
Consumer Services	3.0%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		2,000,000	1,846,174
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,000,000	945,472
			2,791,646
Containers & Packaging	4.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		1,000,000	851,525
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	488,377
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	685,291
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
LABL, Inc.,
5.88%, 11/01/28(a)		$250,000	$196,740
9.50%, 11/01/28(a)		375,000	317,055
8.25%, 11/01/29(a)		375,000	238,594
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/27(a)		1,050,000	1,029,000
			3,806,582
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	80,052
Electric Utilities	1.1%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(c)		1,000,000	1,012,598
Electrical Equipment	1.0%
Gates Corp. 6.88%, 07/01/29(a)		300,000	305,197
WESCO Distribution, Inc. 6.63%, 03/15/32(a)		640,000	649,229
			954,426
Engineering & Construction	0.8%
Dycom Industries, Inc. 4.50%, 04/15/29(a)		800,000	747,906
Finance Companies	0.6%
Bread Financial Holdings, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%) 8.38%, 06/15/35(a)(b)		145,000	141,785
Freedom Mortgage Holdings LLC 8.38%, 04/01/32(a)		145,000	141,680
Walker & Dunlop, Inc. 6.63%, 04/01/33(a)		295,000	294,262
			577,727
Food	1.1%
Darling Ingredients, Inc. 6.00%, 06/15/30(a)		1,000,000	993,939
Health Care Facilities & Services	1.0%
Concentra Escrow Issuer Corp. 6.88%, 07/15/32(a)		165,000	167,888
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		160,000	154,089
LifePoint Health, Inc. 11.00%, 10/15/30(a)		125,000	135,889
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	479,800
			937,666
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Construction	2.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28(a)		$250,000	$248,014
4.63%, 04/01/30(a)		500,000	452,105
Interface, Inc. 5.50%, 12/01/28(a)		1,324,000	1,289,266
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	328,425
			2,317,810
Household Products	0.1%
Energizer Holdings, Inc. 6.50%, 12/31/27(a)		50,000	50,272
Institutional Financial Services	0.9%
Aretec Group, Inc. 10.00%, 08/15/30(a)		750,000	805,198
Insurance	0.5%
Panther Escrow Issuer LLC 7.13%, 06/01/31(a)		500,000	509,466
Leisure Facilities & Services	0.5%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	498,379
Machinery	0.3%
SPX FLOW, Inc. 8.75%, 04/01/30(a)		250,000	256,896
Medical Equipment & Devices	0.8%
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		750,000	762,473
Metals & Mining	0.8%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	254,903
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	442,513
			697,416
Oil & Gas Supply Chain	3.7%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		1,073,000	1,029,388
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	259,633
Global Partners L.P./GLP Finance Corp.,
7.00%, 08/01/27		750,000	747,764
8.25%, 01/15/32(a)		500,000	513,981
ITT Holdings LLC 6.50%, 08/01/29(a)		1,000,000	922,531
			3,473,297
Real Estate Investment Trusts	2.0%
Iron Mountain, Inc.,
4.88%, 09/15/29(a)		250,000	238,629
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
5.25%, 07/15/30(a)		$500,000	$479,416
5.63%, 07/15/32(a)		250,000	239,000
MPT Operating Partnership L.P./MPT Finance Corp. 8.50%, 02/15/32(a)		70,000	71,309
Service Properties Trust 8.63%, 11/15/31(a)		375,000	395,593
Starwood Property Trust, Inc.,
6.50%, 07/01/30(a)		150,000	150,076
6.50%, 10/15/30(a)		295,000	292,264
			1,866,287
Real Estate Owners & Developers	3.0%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,045,333
Howard Hughes (The) Corp. 4.38%, 02/01/31(a)		2,000,000	1,780,279
			2,825,612
Real Estate Services	1.9%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,061,904
Newmark Group, Inc. 7.50%, 01/12/29		655,000	687,052
			1,748,956
Retail - Discretionary	2.8%
Champions Financing, Inc. 8.75%, 02/15/29(a)		482,000	431,395
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	36,075
Ken Garff Automotive LLC 4.88%, 09/15/28(a)		600,000	572,561
Lithia Motors, Inc.,
3.88%, 06/01/29(a)		250,000	228,899
4.38%, 01/15/31(a)		500,000	453,011
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/29(a)		500,000	459,189
Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/29(a)		445,000	459,007
			2,640,137
Semiconductors	0.5%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	497,456
Specialty Finance	11.9%
Boost Newco Borrower LLC 7.50%, 01/15/31(a)		250,000	260,234
Bread Financial Holdings, Inc. 9.75%, 03/15/29(a)		750,000	791,757
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,790,000	1,885,903
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freedom Mortgage Corp.,
6.63%, 01/15/27(a)		$500,000	$497,398
12.00%, 10/01/28(a)		500,000	537,060
Freedom Mortgage Holdings LLC 9.13%, 05/15/31(a)		1,000,000	1,006,313
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.12%, 12/21/65(a)(b)		2,455,000	2,044,542
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.37%, 12/21/65(a)(b)		1,000,000	840,277
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		830,000	821,198
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	256,595
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28(a)		250,000	247,955
6.50%, 08/01/29(a)		660,000	669,106
Rithm Capital Corp. 8.00%, 04/01/29(a)		1,000,000	994,367
Starwood Property Trust, Inc. 6.00%, 04/15/30(a)		160,000	156,348
			11,009,053
Steel	1.0%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	930,922
Transportation	0.3%
Stonepeak Nile Parent LLC 7.25%, 03/15/32(a)		290,000	295,594
Transportation & Logistics	0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		182,083	181,585
Wholesale - Consumer Staples	0.7%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	663,451
TOTAL CORPORATE BONDS (Cost $58,844,640)			58,994,213
FOREIGN ISSUER BONDS	8.5%
Automotive	1.6%
Adient Global Holdings Ltd. 8.25%, 04/15/31(a)		1,000,000	968,967
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		545,000	533,500
			1,502,467
Biotechnology & Pharmaceuticals	0.3%
Bausch Health Cos., Inc. 6.13%, 02/01/27(a)		250,000	253,500
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	0.8%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		$1,000,000	$733,097
Chemicals	0.7%
INEOS Finance PLC 7.50%, 04/15/29(a)		640,000	636,889
Communications	2.1%
Total Play Telecomunicaciones S.A. de C.V. 11.13%, 12/31/32(a)		2,175,000	1,989,880
Consumer Cyclical	2.2%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		1,245,000	1,165,698
Clarios Global L.P./Clarios U.S. Finance Co. 6.75%, 02/15/30(a)		865,000	873,243
			2,038,941
Containers & Packaging	0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/27(a)		125,000	123,261
Household Products	0.5%
Perrigo Finance Unlimited Co. 6.13%, 09/30/32		455,000	447,656
Leisure Facilities & Services	0.2%
1011778 B.C. ULC/New Red Finance, Inc. 5.63%, 09/15/29(a)		155,000	153,440
TOTAL FOREIGN ISSUER BONDS (Cost $8,554,384)			7,879,131

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	22.7%
Barrow Hanley Floating Rate Fund†		2,181,606	21,039,915
TOTAL INVESTMENT COMPANIES (Cost $21,485,752)			21,039,915
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(d)		2,059,253	2,059,253
TOTAL SHORT-TERM INVESTMENTS (Cost $2,059,253)			2,059,253
TOTAL INVESTMENTS (Cost $93,100,156)	99.2%		92,137,394
NET OTHER ASSETS (LIABILITIES)	0.8%		776,962
NET ASSETS	100.0%		$92,914,356

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $65,916,004 or 71% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of March 31, 2025 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

SOFR – Secured Overnight Financing Rate
The following is a summary of the Fund's transactions with affiliates for the period ended March 31, 2025.
Security Description	Value 09/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 03/31/2025	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$19,476,068	$2,846,094	$(1,000,000)	$(10,833)	$(271,414)	$21,039,915	$846,095	$—
At March 31, 2025 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB-	3.6%
BB+	3.4
BB	11.6
BB-	17.9
B+	30.8
B	16.5
B-	6.9
CCC+	2.2
CCC	0.9
CCC-	0.5
Cash equivalents	2.2
N/A	2.7
Total	99.2%
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Brazil	4.8%
B3 S.A. - Brasil Bolsa Balcao		18,907	$40,223
Dexco S.A.		34,542	32,566
Lojas Renner S.A.(a)		15,343	32,883
TIM S.A.		11,119	35,073
			140,745
China	24.6%
Autohome, Inc. - ADR		1,053	29,189
Baidu, Inc. - Class A(a)		3,646	42,083
Budweiser Brewing Co. APAC Ltd.(b)		25,400	30,613
China International Capital Corp. Ltd. - Class H(b)		29,950	56,313
China Mengniu Dairy Co. Ltd.		21,716	53,637
China Merchants Bank Co. Ltd. - Class H		14,186	84,108
Chow Tai Fook Jewellery Group Ltd.		27,373	31,014
ENN Energy Holdings Ltd.		6,051	50,013
Great Wall Motor Co. Ltd. - Class H		36,079	63,273
JD.com, Inc. - Class A		4,002	82,327
Li Ning Co. Ltd.		13,745	28,212
Ping An Insurance Group Co. of China Ltd. - Class H		12,662	75,579
Sunny Optical Technology Group Co. Ltd.		3,982	36,760
Xinyi Glass Holdings Ltd.		44,305	43,831
Xinyi Solar Holdings Ltd.		57,445	22,198
			729,150
Hong Kong	4.3%
ASMPT Ltd.		5,034	35,480
Hang Lung Properties Ltd.		37,640	32,202
Sino Biopharmaceutical Ltd.		124,065	59,988
			127,670
India	5.5%
Axis Bank Ltd.		4,782	61,341
Petronet LNG Ltd.		7,074	24,230
UPL Ltd.		10,459	77,674
			163,245
Indonesia	3.4%
Astra International Tbk PT		169,118	50,050
Telkom Indonesia Persero Tbk PT		356,902	51,833
			101,883
Macau	1.2%
Sands China Ltd.(a)		17,808	35,724
Malaysia	2.1%
Petronas Chemicals Group Bhd.		25,396	20,801
Public Bank Bhd.		41,724	41,645
			62,446
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	3.1%
Grupo Financiero Banorte S.A.B. de C.V., Series O		6,600	$45,774
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		28,667	46,997
			92,771
Philippines	1.5%
BDO Unibank, Inc.		16,080	43,091
Russia	0.0%
Alrosa PJSC(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(c)		8,812	—
			—
Saudi Arabia	1.8%
Saudi National Bank (The)		5,603	53,393
South Africa	4.4%
Absa Group Ltd.		5,338	51,726
Gold Fields Ltd.		2,164	47,811
Sibanye Stillwater Ltd.(a)		27,976	31,917
			131,454
South Korea	16.7%
Amorepacific Corp.		711	49,257
HL Mando Co. Ltd.		1,441	38,217
Korea Electric Power Corp.		2,890	42,651
Korea Investment Holdings Co. Ltd.		1,241	62,057
Samsung Electro-Mechanics Co. Ltd.		1,085	96,103
SK Hynix, Inc.		919	122,508
SK Telecom Co. Ltd.		1,282	48,290
S-Oil Corp.		886	33,830
			492,913
Taiwan	11.7%
Bizlink Holding, Inc.		3,478	54,061
Globalwafers Co. Ltd.		3,758	36,497
Hiwin Technologies Corp.		9,769	71,997
Largan Precision Co. Ltd.		771	55,531
MediaTek, Inc.		2,950	127,146
			345,232
Thailand	7.8%
Kasikornbank PCL - REG		11,888	56,865
PTT Exploration & Production PCL - REG		19,028	65,268
Siam Cement (The) PCL - REG		4,265	19,648
Thai Beverage PCL		149,934	56,770
Thai Union Group PCL - Class F		97,538	31,376
			229,927
United Arab Emirates	1.7%
First Abu Dhabi Bank PJSC		13,285	49,917
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	1.5%
Fresnillo PLC		3,715	$45,168
TOTAL COMMON STOCKS (Cost $3,035,687)			2,844,729
PREFERRED STOCKS	3.2%
Brazil	1.4%
Banco Bradesco S.A.(a)		18,051	40,079
Colombia	1.8%
Bancolombia S.A. - ADR, 9.48%(d)		1,341	53,908
TOTAL PREFERRED STOCKS (Cost $95,132)			93,987
SHORT-TERM INVESTMENTS	1.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(e)		41,219	41,219
TOTAL SHORT-TERM INVESTMENTS (Cost $41,219)			41,219
TOTAL INVESTMENTS (Cost $3,172,038)	100.7%		2,979,935
NET OTHER ASSETS (LIABILITIES)	(0.7%)		(21,017)
NET ASSETS	100.0%		$2,958,918

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $86,926 or 3% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Financials	27.6%
Information Technology	18.1
Consumer Discretionary	10.5
Materials	9.3
Consumer Staples	9.1
Industrials	7.4
Communication Services	6.9
Energy	4.2
Utilities	3.1
Health Care	2.0
Real Estate	1.1
Total	99.3%
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	1.3%
Other Asset-Backed Securities	1.3%
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 9.70%, 07/15/36(a)(b)		$500,000	$503,509
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.62%, 04/20/37(a)(b)		500,000	508,771
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 11.04%, 07/20/37(a)(b)		350,000	352,387
			1,364,667
TOTAL ASSET-BACKED SECURITIES (Cost $1,345,158)			1,364,667
BANK LOAN OBLIGATIONS(b)	86.6%
Aerospace & Defense	1.1%
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.17%, 02/01/28		928,063	824,379
TransDigm, Inc., Tranche L Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.80%, 01/19/32		312,430	310,584
			1,134,963
Asset Management	2.8%
Fiserv Investment Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 8.32%, 02/18/27		915,606	909,499
Nexus Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.82%, 07/31/31		1,937,379	1,924,863
			2,834,362
Banking	0.5%
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.55%, 04/03/28		484,459	482,642
Basic Industry	2.5%
A-AP Buyer, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 09/09/31		440,882	438,677
TMS International Corp., Term B-7 Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.79%, 03/02/30		2,147,363	2,136,627
			2,575,304
Beverage, Food & Tobacco	0.2%
Del Monte Foods Corp. II, Inc., First Out Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 0.50% Floor) 12.47%, 08/02/28		122,472	121,247
Del Monte Foods Corp. II, Inc., Second Out Term Loans,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.70%, 08/02/28		14,841	9,480
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.72%, 08/02/28		$91,443	$58,409
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 3M + 4.90%, 0.50% Floor) 9.20%, 08/02/28		242,852	48,571
			237,707
Brokerage Assetmanagers Exchanges	2.2%
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 08/02/28		558,239	553,527
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.79%, 06/26/31		148,547	147,897
Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.57%, 10/06/28		350,000	349,475
GTCR Everest Borrower LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 7.05%, 09/05/31		234,538	232,707
HighTower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 7.29%, 02/03/32		219,485	217,703
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 10/21/31		784,531	781,260
			2,282,569
Buildings & Real Estate	0.6%
Crown Subsea Communications Holding, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.75% Floor) 8.32%, 01/30/31		645,125	645,125
Cable & Satellite	1.4%
CSC Holdings LLC, 2022 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.82%, 01/18/28		774,200	747,428
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, PRIME USD 3M + 1.50%) 9.00%, 04/15/27		771,722	724,038
			1,471,466
Capital Goods	8.8%
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan 03/27/32(c)		18,939	18,828
Clydesdale Acquisition Holdings, Inc., Term Loan B 03/26/32(c)		1,083,289	1,076,973
Compass Power Generation LLC, Tranche B-3 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 8.07%, 04/14/29		767,757	767,519
CPM Holdings, Inc., Initial Term Loan 09/28/28(c)		425,158	417,255
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Form Technologies LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.50% Floor) 10.04%, 07/19/30		$237,859	$231,913
Global IID Parent LLC, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.55%, 12/16/28		1,532,453	1,526,707
Goat Holdco LLC, Term B Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 01/27/32		202,525	201,006
Indicor LLC, Tranche D Dollar Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.05%, 11/22/29		776,264	771,691
Karman Holdings LLC 02/27/32(c)		226,158	225,593
Madison IAQ LLC, Loan 03/26/32(c)		150,547	149,041
Mauser Packaging Solutions Holding Co., Term B-1 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 04/15/27		279,445	278,165
Potters Industries LLC, 2025 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 7.32%, 12/14/27		1,138,245	1,137,391
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 8.32%, 09/15/28		493,762	490,059
SPX Flow, Inc., December 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 04/05/29		551,025	549,444
TK Elevator Midco GmbH, Facility B2 (Floating, CME Term SOFR USD 6M + 3.50%, 0.50% Floor) 7.74%, 04/30/30		1,136,157	1,132,305
			8,973,890
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.57%, 01/25/29		377,072	374,715
Chemicals	4.0%
Chemours (The) Co., Tranche B-3 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 08/18/28		1,477,500	1,471,339
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.19%, 04/20/28		1,109,339	1,098,246
Momentive Performance Materials, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.32%, 03/29/28		774,200	768,587
W. R. Grace Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.55%, 09/22/28		764,740	756,136
			4,094,308
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals, Plastics & Rubber	2.1%
Koppers, Inc., Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.82%, 04/10/30		$1,164,395	$1,160,029
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 8.55%, 08/05/31		1,009,925	958,479
			2,118,508
Commercial Support Services	0.5%
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(c)		31,602	31,194
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.57%, 11/19/31		442,430	436,713
			467,907
Communications	2.5%
Magnite, Inc., Amendment No.2 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 02/06/31		1,616,885	1,611,501
MH Sub I LLC, 2024 December New Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.57%, 12/31/31		1,021,099	934,020
			2,545,521
Consumer Cyclical	6.9%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 6.57%, 01/31/31		1,111,833	1,095,711
BIFM CA Buyer, Inc., 2024-2 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.07%, 05/31/28		826,970	826,284
Champions Holdco, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%) 9.07%, 02/23/29		1,200,925	1,077,326
Clarios Global LP, Amendment No. 6 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 01/28/32		1,000,000	983,750
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.80%, 01/31/31		992,500	918,063
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 6M + 2.75%) 7.06%, 02/21/31		405,498	403,977
Golden State Foods LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.56%, 12/04/31		234,775	235,217
Hanesbrands, Inc., Initial Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 03/07/32		253,116	252,376
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oravel Stays Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 1.00% Floor) 12.30%, 01/08/30		$234,440	$232,096
TMF Sapphire Bidco B.V., Facility B4 Loan (Floating, CME Term SOFR USD 3M + 2.75%) 7.05%, 05/03/28		390,082	386,833
WCG Intermediate Corp., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 1.00% Floor) 7.32%, 02/25/32		640,000	632,806
			7,044,439
Consumer Non-Cyclical	3.5%
Aspire Bakeries Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.57%, 12/23/30		332,786	332,786
Charlotte Buyer, Inc., Second Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.57%, 02/11/28		777,189	771,780
Medline Borrower LP, Third Amendment Incremental Term Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor) 6.57%, 10/23/28		698,125	696,527
Osmosis Buyer Limited, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 07/31/28		500,715	495,572
Primo Brands Corp., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 6.55%, 03/31/28		281,618	280,238
Summit Behavioral Healthcare LLC, Tranche B-1 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.55%, 11/24/28		974,684	804,114
U.S. Fertility Enterprises LLC, Initial Delayed Draw Term Loan 10/11/31(c)		6,839	6,839
U.S. Fertility Enterprises LLC, Initial Term Loan (Floating, CME Term SOFR USD 6M + 4.50%) 8.78%, 10/11/31		150,084	150,084
			3,537,940
Consumer Services	0.5%
ASP Dream Acquisition Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.75% Floor) 8.67%, 12/15/28		500,000	482,500
Containers & Packaging	0.4%
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.54%, 05/05/29		385,125	376,652
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Containers, Packaging & Glass	0.6%
Pregis TopCo LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.32%, 07/31/26		$434,271	$433,884
Pregis TopCo LLC, Third Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor) 8.44%, 07/31/26		190,563	190,384
			624,268
Diversified/Conglomerate Manufacturing	1.7%
Ranpak Corp., Initial Dutch Borrower Term Loan (Floating, CME Term SOFR USD 3M + 4.50%) 8.80%, 12/19/31		156,256	155,866
Ranpak Corp., Initial U.S. Borrower Term Loan (Floating, CME Term SOFR USD 3M + 4.50%) 8.80%, 12/19/31		244,152	243,541
VT Topco, Inc., Second Amendment Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.30%, 08/09/30		493,775	492,911
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.04%, 11/13/28		939,446	836,107
			1,728,425
Diversified/Conglomerate Service	5.1%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.17%, 05/12/28		741,557	740,319
DXP Enterprises, Inc., 2024 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 8.07%, 10/11/30		778,190	775,513
Emerald X, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 8.07%, 01/30/32		389,075	388,102
Heartland Dental LLC, 2024 New Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.75% Floor) 8.82%, 04/28/28		945,782	943,521
National Mentor Holdings, Inc., Initial Term C Loan 03/02/28(c)		24,033	23,238
National Mentor Holdings, Inc., Initial Term Loan 03/02/28(c)		827,361	799,992
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan (Floating, CME Term SOFR USD 3M + 5.00%, 1.00% Floor) 9.29%, 05/30/27		1,624,925	1,567,371
			5,238,056
Electrical	1.4%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.57%, 05/03/28		1,508,737	1,426,707
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Electronics	1.0%
Ultra Clean Holdings, Inc., Seventh Amendment Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.57%, 02/25/28		$1,012,046	$1,011,621
Finance	2.0%
Aretec Group, Inc., Term B-3 Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.82%, 08/09/30		776,488	769,243
Jane Street Group LLC, Seventh Amendment Extended Term Loan (Floating, CME Term SOFR USD 3M + 2.00%) 6.31%, 12/15/31		241,767	238,721
MSP Recovery Law Firm, Tranche 1 Loan 8.10%, 05/16/25(d)		720,750	277,921
Osaic Holdings, Inc., Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.82%, 08/17/28		803,935	797,287
			2,083,172
Food	0.3%
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.82%, 08/23/29		340,358	341,635
Health Care Facilities & Services	2.2%
Agiliti Health, Inc., Term Loan,
(Floating, CME Term SOFR USD 6M + 3.00%) 7.26%, 05/01/30		264,468	248,820
(Floating, CME Term SOFR USD 3M + 3.00%) 7.31%, 05/01/30		138,486	130,292
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.54%, 03/30/29		389,000	364,477
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 9.79%, 03/30/29		801,900	761,308
Sharp Services LLC, Tranche D Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.55%, 12/31/28		766,429	763,554
			2,268,451
Healthcare & Pharmaceuticals	1.0%
MED ParentCo LP, Ninth Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.82%, 04/15/31		1,037,359	1,035,035
Healthcare, Education & Childcare	2.2%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.05%, 05/17/31		1,485,839	1,438,783
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Outcomes Group Holdings, Inc., 2024 Replacement Term Loan 05/06/31(c)		$76,810	$76,713
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 9.54%, 02/08/28		742,628	743,557
			2,259,053
Home Construction	0.8%
Chariot Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.67%, 11/03/28		836,546	828,004
Industrial Intermediate Products	0.8%
AZZ, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.82%, 05/13/29		792,897	793,095
Insurance	3.7%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 11/06/30		625,307	620,280
Asurion LLC, New B-11 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.67%, 08/19/28		434,458	430,036
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.69%, 01/20/29		790,000	729,889
Bella Holding Co. LLC, 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor) 7.57%, 05/10/28		798,477	796,145
OneDigital Borrower LLC, 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 07/02/31		380,918	378,068
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 9.57%, 07/02/32		810,000	807,975
			3,762,393
Leisure Facilities & Services	0.2%
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.30%, 04/04/29		193,075	191,814
Machinery	2.8%
Alliance Laundry Systems LLC, Initial Term B Loan (Floating, CME Term SOFR USD 3M + 2.75%) 7.07%, 08/19/31		1,020,000	1,015,726
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 10.56%, 05/21/29		395,000	394,755
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 8.31%, 05/19/28		$641,709	$641,312
Pro Mach Group, Inc., Amendment No.5 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%, 1.00% Floor) 7.07%, 08/31/28		770,046	767,505
			2,819,298
Metals & Mining	0.7%
Harsco Corp., Term B-3 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 6.69%, 06/09/28		692,894	679,902
Other Industrial	1.6%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 7.32%, 05/17/28		762,967	757,443
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 7.32%, 10/29/27		835,747	832,613
			1,590,056
Printing & Publishing	0.6%
LABL, Inc., Initial Dollar Term Loan (Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor) 9.42%, 10/30/28		764,739	631,545
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.80%, 06/30/31		402,975	401,968
Retail	1.4%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 9.07%, 05/01/31		1,202,950	1,214,475
Victra Holdings LLC, Fourth Amendment Incremental Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.55%, 03/31/29		187,779	186,958
			1,401,433
Retail - Discretionary	2.0%
Petco Health and Wellness Co., Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 7.81%, 03/03/28		1,045,000	949,644
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.17%, 02/11/28		762,717	749,049
Victoria's Secret & Co., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.81%, 08/02/28		381,126	380,173
			2,078,866
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Retail Stores	4.0%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.57%, 12/11/30		$2,048,249	$2,016,665
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.56%, 11/01/31		1,017,450	885,822
Dave & Buster's, Inc., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.56%, 06/29/29		162,020	144,198
Great Outdoors Group LLC, Term B-3 Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor) 7.57%, 01/23/32		306,968	305,817
Upbound Group, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.04%, 02/17/28		720,637	717,934
			4,070,436
Software	0.8%
Central Parent LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.55%, 07/06/29		282,117	241,422
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 05/01/31		562,270	549,619
			791,041
Specialty Finance	0.5%
Blackstone Mortgage Trust, Inc., Term B-5 Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.07%, 12/10/28		154,736	154,156
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 9.55%, 06/16/28		375,614	373,735
			527,891
Technology	4.3%
Adeia, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.82%, 06/08/28		435,548	434,734
Cotiviti, Inc., Amendment 2 Term Loan 03/29/32(c)		729,690	712,360
Icon Parent I, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 7.32%, 11/13/31		155,000	153,704
Imprivata, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.79%, 12/01/27		58,555	58,474
Ingram Micro, Inc., Additional Term B-1 Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.05%, 09/22/31		157,757	158,151
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 11/17/31		$1,014,365	$1,006,473
Proofpoint, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 08/31/28		1,266,339	1,261,198
RealPage, Inc., 2024-1 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor) 8.05%, 04/24/28		158,851	158,675
Storable, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.57%, 04/16/31		418,343	415,598
			4,359,367
Telecommunications	0.6%
Eagle Broadband Investments LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 7.56%, 11/12/27		617,304	614,477
Transportation	1.5%
Apple Bidco LLC, Amendment No. 5 Term Loan,
09/23/31(c)		268,161	265,403
(Floating, CME Term SOFR USD 1M + 2.50%) 6.82%, 09/23/31		773,306	767,274
Stonepeak Nile Parent LLC, Term Loan B 02/04/32(c)		356,082	354,412
Vista Management Holding, Inc., Term Loan 03/18/31(c)		150,547	149,418
			1,536,507
Transportation & Logistics	0.8%
AAdvantage Loyality IP Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%, 0.75% Floor) 9.30%, 04/20/28		770,250	785,416
Wholesale - Discretionary	0.7%
Fleetpride, Inc., 2023 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.82%, 09/29/28		807,899	746,151
TOTAL BANK LOAN OBLIGATIONS (Cost $89,860,435)			88,306,601
CORPORATE BONDS	9.9%
Automotive	1.0%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	953,744
Biotechnology & Pharmaceuticals	0.1%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		115,000	109,270
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/30(a)		$685,000	$635,298
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	1,144,137
			1,779,435
Chemicals	1.0%
Chemours (The) Co. 4.63%, 11/15/29(a)		1,185,000	1,011,463
Commercial Support Services	0.7%
Enviri Corp. 5.75%, 07/31/27(a)		750,000	716,044
Consumer Non-Cyclical	0.5%
LifePoint Health, Inc. 8.38%, 02/15/32(a)		535,000	538,670
Containers & Packaging	0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		500,000	425,762
Insurance	0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/30(a)		320,000	325,555
Specialty Finance	4.0%
AerCap Global Aviation Trust (Variable, 3M CME Term SOFR + 4.56%) 6.50%, 06/15/45(a)(b)		790,000	789,685
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,185,000	1,248,489
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.12%, 12/21/65(a)(b)		1,343,000	1,118,461
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.37%, 12/21/65(a)(b)		1,102,000	925,985
			4,082,620
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	107,056
TOTAL CORPORATE BONDS (Cost $10,186,937)			10,049,619
FOREIGN ISSUER BONDS	1.3%
Automotive	0.6%
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		625,000	611,812
Consumer Cyclical	0.7%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		750,000	702,228
TOTAL FOREIGN ISSUER BONDS (Cost $1,359,437)			1,314,040

See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Retail - Discretionary	0.0%
Service King, Strike Price $-(d)(e)		2,554	$—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	3.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(f)		3,856,708	3,856,708
TOTAL SHORT-TERM INVESTMENTS (Cost $3,856,708)			3,856,708
TOTAL INVESTMENTS (Cost $106,608,675)	102.9%		104,891,635
NET OTHER ASSETS (LIABILITIES)	(2.9%)		(2,980,459)
NET ASSETS	100.0%		$101,911,176

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $12,116,514 or 12% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date.
(d)Security valued pursuant to Level 3 unobservable inputs.
(e)Non-income producing security.
(f)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.9%
Canada	4.9%
Bank of Nova Scotia (The)		5,248	$248,825
Enbridge, Inc.		4,925	217,972
Suncor Energy, Inc.		5,376	208,159
			674,956
Denmark	1.4%
Carlsberg A.S. - Class B		1,538	194,677
Finland	2.7%
Fortum OYJ		16,022	262,368
Stora Enso OYJ - REG		11,777	111,602
			373,970
France	10.4%
Arkema S.A.		2,083	159,498
BNP Paribas S.A.		4,595	384,047
Sanofi S.A.		2,663	294,852
SCOR S.E.		9,337	269,651
Thales S.A.		1,225	325,631
			1,433,679
Germany	11.3%
BASF S.E.		5,555	278,466
Continental A.G.		3,322	234,267
Deutsche Post A.G.		4,489	192,728
Fraport A.G. Frankfurt Airport Services Worldwide(a)		2,912	182,742
Infineon Technologies A.G.		6,350	211,677
Rheinmetall A.G.		321	459,326
			1,559,206
Hong Kong	4.6%
AIA Group Ltd.		27,885	211,086
ASMPT Ltd.		15,388	108,454
Jardine Matheson Holdings Ltd.		3,503	147,941
Link REIT		37,557	175,999
			643,480
Italy	6.9%
Azimut Holding S.p.A.		9,052	253,450
Enel S.p.A.		33,496	271,730
Saipem S.p.A.(a)		65,369	151,666
Snam S.p.A.		54,522	282,999
			959,845
Japan	15.9%
Komatsu Ltd.		6,250	183,020
Makita Corp.		6,630	219,675
MINEBEA MITSUMI, Inc.		10,183	148,840
MISUMI Group, Inc.		8,631	143,660
Murata Manufacturing Co. Ltd.		11,856	182,878
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Nabtesco Corp.		10,468	$162,672
NIPPON EXPRESS HOLDINGS, Inc.		12,000	218,578
Olympus Corp.		13,009	170,297
Persol Holdings Co. Ltd.		102,554	170,876
Tosoh Corp.		11,211	154,269
TOTO Ltd.		9,515	247,286
Welcia Holdings Co. Ltd.		13,936	201,122
			2,203,173
Jersey	0.9%
WPP PLC		16,092	122,284
Netherlands	6.1%
ABN AMRO Bank N.V. - C.V.A.(b)		9,914	208,901
Akzo Nobel N.V.		3,579	220,415
Euronext N.V.(b)		1,613	234,098
Randstad N.V.		4,413	183,432
			846,846
Norway	3.2%
Aker BP ASA		10,220	242,307
Equinor ASA		7,447	196,666
			438,973
South Korea	0.9%
SK Hynix, Inc.		952	126,907
Sweden	5.1%
Boliden AB		6,338	207,967
Electrolux AB - Class B(a)		14,438	118,225
Elekta AB - Class B		29,326	154,006
Getinge AB - Class B		10,543	227,241
			707,439
Switzerland	4.2%
Barry Callebaut A.G. - REG		130	172,174
Julius Baer Group Ltd.		5,898	408,826
			581,000
United Kingdom	17.4%
Centrica PLC		125,399	242,804
CK Hutchison Holdings Ltd.		25,216	142,141
Legal & General Group PLC		66,081	208,396
LondonMetric Property PLC		63,044	149,702
M&G PLC		83,814	215,901
Mondi PLC		14,545	216,971
Persimmon PLC		14,474	223,870
Smith & Nephew PLC		17,520	246,376
Spectris PLC		4,145	125,072
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
St. James's Place PLC		19,527	$248,225
Standard Chartered PLC		26,556	394,074
			2,413,532
TOTAL COMMON STOCKS (Cost $11,604,600)			13,279,967
PREFERRED STOCKS	1.1%
Germany	1.1%
Dr Ing hc F Porsche A.G., 5.03%(b)(c)		2,952	147,845
TOTAL PREFERRED STOCKS (Cost $283,190)			147,845
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(d)		69,141	69,141
TOTAL SHORT-TERM INVESTMENTS (Cost $69,141)			69,141
TOTAL INVESTMENTS (Cost $11,956,931)	97.5%		13,496,953
NET OTHER ASSETS (LIABILITIES)	2.5%		341,853
NET ASSETS	100.0%		$13,838,806

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $590,844 or 4% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
REG – Registered
REIT – Real Estate Investment Trust
At March 31, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	23.7%
Industrials	22.5
Materials	9.8
Health Care	7.8
Utilities	7.6
Energy	7.4
Information Technology	5.5
Consumer Discretionary	5.3
Consumer Staples	4.1
Real Estate	2.4
Communication Services	0.9
Total	97.0%
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	6.0%
Other Asset-Backed Securities	4.1%
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		$176,850	$158,628
Volkswagen Auto Loan Enhanced Trust, Series 2021-1 - Class A3 1.02%, 06/22/26		1,949	1,945
Toyota Auto Receivables Owner Trust, Series 2022-A - Class A3 1.23%, 06/15/26		13,720	13,673
AmeriCredit Automobile Receivables Trust, Series 2022-2 - Class A3 4.38%, 04/18/28		70,034	69,982
BMW Vehicle Owner Trust, Series 2022-A - Class A3 3.21%, 08/25/26		16,049	15,997
Ally Auto Receivables Trust, Series 2022-1 - Class A3 3.31%, 11/15/26		33,563	33,457
Honda Auto Receivables Owner Trust, Series 2022-1 - Class A3 1.88%, 05/15/26		115,701	115,079
John Deere Owner Trust, Series 2022-A - Class A3 2.32%, 09/15/26		51,892	51,621
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		96,540	96,169
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		222,081	222,394
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	147,853
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		234,245	235,169
CNH Equipment Trust, Series 2024-B - Class A2A 5.42%, 10/15/27		225,196	226,017
Fifth Third Auto Trust, Series 2023-1 - Class A2A 5.80%, 11/16/26		19,957	19,972
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	195,582
John Deere Owner Trust, Series 2024-B - Class A2A 5.42%, 05/17/27		1,399,582	1,405,481
Toyota Auto Loan Extended Note Trust, Series 2020-1A - Class A 1.35%, 05/25/33(a)		215,000	213,847
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		515,000	514,113
World Omni Automobile Lease Securitization Trust, Series 2025-A - Class A3 4.42%, 04/17/28		495,000	494,803
Compass Datacenters Issuer III LLC, Series 2025-1A - Class A2 5.66%, 02/25/50(a)		590,000	599,885
GM Financial Automobile Leasing Trust, Series 2025-1 - Class A3 4.66%, 02/21/28		865,000	869,018
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust, Series 2025-1 - Class A3 4.62%, 12/17/29		$710,000	$714,329
Honda Auto Receivables Owner Trust, Series 2025-1 - Class A3 4.57%, 09/21/29		705,000	708,616
			7,123,630
Specialty Finance	0.3%
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	101,573
Mercedes-Benz Auto Lease Trust, Series 2024-A - Class A2A 5.44%, 02/16/27		413,167	414,618
			516,191
Institutional Financial Services	0.3%
BMW Vehicle Lease Trust, Series 2023-2 - Class A3 5.99%, 09/25/26		583,332	586,104
Auto Loan	1.3%
AmeriCredit Automobile Receivables Trust, Series 2024-1 - Class A2A 5.75%, 02/18/28		921,587	924,527
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 4.44%, 01/22/30(a)		1,310,000	1,312,062
			2,236,589
TOTAL ASSET-BACKED SECURITIES (Cost $10,419,446)			10,462,514
CORPORATE BONDS	27.6%
Automotive	0.8%
Ford Motor Credit Co. LLC 6.80%, 11/07/28		1,325,000	1,362,703
Banking	3.4%
Bank of America Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%) 2.48%, 09/21/36(b)		2,675,000	2,230,882
Citigroup, Inc. (Variable, U.S. SOFR + 2.06%) 5.83%, 02/13/35(b)		2,635,000	2,623,670
JPMorgan Chase & Co. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.50%, 04/01/30(b)(c)		975,000	997,857
			5,852,409
Biotechnology & Pharmaceuticals	2.6%
Bayer U.S. Finance II LLC,
4.25%, 12/15/25(a)		645,000	642,116
3.95%, 04/15/45(a)		1,770,000	1,257,029
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	595,855
6.88%, 11/21/53(a)		1,960,000	2,026,701
			4,521,701
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.55%, 06/01/34		$660,000	$678,925
6.48%, 10/23/45		525,000	499,105
5.75%, 04/01/48		925,000	797,777
Cox Communications, Inc. 5.80%, 12/15/53(a)		930,000	846,069
			2,821,876
Chemicals	0.1%
EIDP, Inc. 1.70%, 07/15/25		150,000	148,694
Communications	1.8%
Cox Communications, Inc.,
5.45%, 09/01/34(a)		1,090,000	1,064,681
5.95%, 09/01/54(a)		2,200,000	2,039,909
			3,104,590
Electric	1.5%
Duke Energy Carolinas LLC 5.25%, 03/15/35		445,000	450,628
Entergy Louisiana LLC 5.80%, 03/15/55		880,000	875,740
Entergy Mississippi LLC 5.80%, 04/15/55		380,000	378,321
Exelon Corp. 5.13%, 03/15/31		600,000	606,646
Public Service Enterprise Group, Inc. 5.40%, 03/15/35		315,000	316,755
			2,628,090
Electric Utilities	9.5%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,259,502
Arizona Public Service Co. 2.65%, 09/15/50		90,000	53,234
Consumers Energy Co. 2.50%, 05/01/60		67,000	36,766
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%) 6.88%, 02/01/55(b)		925,000	957,702
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,390,000	1,380,236
DTE Energy Co. 1.05%, 06/01/25		620,000	615,869
Duke Energy Carolinas LLC,
6.00%, 01/15/38		125,000	131,312
6.05%, 04/15/38		355,000	378,788
3.20%, 08/15/49		305,000	205,879
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Duke Energy Progress LLC,
4.15%, 12/01/44		$465,000	$381,199
4.20%, 08/15/45		225,000	185,130
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	940,858
Entergy Arkansas LLC 3.35%, 06/15/52		145,000	97,915
Entergy Corp.,
2.80%, 06/15/30		295,000	267,037
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		365,000	369,468
Entergy Louisiana LLC,
4.00%, 03/15/33		380,000	353,750
5.35%, 03/15/34		785,000	794,242
Florida Power & Light Co. 3.95%, 03/01/48		125,000	99,135
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	108,750
National Rural Utilities Cooperative Finance Corp. 5.45%, 10/30/25		195,000	196,100
Pacific Gas and Electric Co. 5.55%, 05/15/29		275,000	278,754
PacifiCorp,
4.15%, 02/15/50		890,000	687,826
5.35%, 12/01/53		570,000	523,313
5.50%, 05/15/54		1,110,000	1,041,879
Public Service Enterprise Group, Inc. 5.45%, 04/01/34		620,000	626,223
Sempra,
3.30%, 04/01/25		630,000	630,000
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%) 6.40%, 10/01/54(b)		1,045,000	991,174
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		785,000	777,295
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		360,000	342,478
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		645,000	629,742
System Energy Resources, Inc. 5.30%, 12/15/34		385,000	380,607
Vistra Operations Co. LLC 5.13%, 05/13/25(a)		805,000	804,165
			16,526,328
Entertainment Content	0.5%
Warnermedia Holdings, Inc. 5.14%, 03/15/52		1,205,000	878,441
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Gas & Water Utilities	0.5%
NiSource, Inc. 5.25%, 03/30/28		$825,000	$839,393
Home & Office Products	0.4%
Whirlpool Corp. 5.15%, 03/01/43		900,000	759,490
Insurance	0.8%
Markel Group, Inc.,
5.00%, 05/20/49		765,000	673,620
3.45%, 05/07/52		915,000	619,751
			1,293,371
Oil & Gas Supply Chain	0.8%
Energy Transfer L.P. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(b)		500,000	526,174
Enterprise Products Operating LLC 4.95%, 02/15/35		310,000	305,694
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	69,290
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	119,968
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	354,877
			1,376,003
Real Estate Investment Trusts	0.1%
Alexandria Real Estate Equities, Inc. 3.55%, 03/15/52		350,000	239,190
Specialty Finance	0.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	95,166
Moody's Corp. 2.55%, 08/18/60		75,000	38,710
			133,876
Technology	0.8%
Foundry JV Holdco LLC 6.30%, 01/25/39(a)		1,390,000	1,439,604
Technology Hardware	0.0%(d)
Dell International LLC/EMC Corp. 3.45%, 12/15/51		60,000	40,549
Telecommunications	0.8%
AT&T, Inc.,
3.80%, 12/01/57		500,000	351,010
3.65%, 09/15/59		795,000	536,173
Sprint Capital Corp. 8.75%, 03/15/32		400,000	481,078
			1,368,261
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		$1,395,000	$1,114,321
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,450,482
			2,564,803
Transportation & Logistics	0.0%(d)
American Airlines Pass Through Trust, Series 2019-1 - Class AA 3.15%, 02/15/32		72,871	66,752
TOTAL CORPORATE BONDS (Cost $48,102,895)			47,966,124
FOREIGN ISSUER BONDS	10.9%
Automotive	0.2%
Nissan Motor Co. Ltd. 4.81%, 09/17/30(a)		400,000	379,935
Banking	1.9%
BPCE S.A. (Variable, U.S. SOFR + 2.79%) 6.51%, 01/18/35(a)(b)		2,185,000	2,243,550
HBOS PLC 6.00%, 11/01/33(a)		665,000	671,160
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	412,717
			3,327,427
Communications	1.1%
Rogers Communications, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%) 7.13%, 04/15/55(b)		2,000,000	1,993,214
Electric Utilities	0.9%
Electricite de France S.A.,
4.75%, 10/13/35(a)		670,000	629,907
6.00%, 04/22/64(a)		1,045,000	987,798
			1,617,705
Insurance	0.6%
Fairfax Financial Holdings Ltd. 6.35%, 03/22/54		1,015,000	1,034,034
Oil & Gas Supply Chain	2.4%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(c)		1,080,000	1,101,924
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%) 7.20%, 06/27/54(b)		850,000	857,716
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%) 7.38%, 03/15/55(b)		2,105,000	2,161,083
			4,120,723
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Sovereign Government	2.8%
Israel Government International Bond,
5.38%, 03/12/29		$360,000	$362,696
5.50%, 03/12/34		1,435,000	1,422,085
5.63%, 02/19/35		210,000	208,646
Mexico Government International Bond,
4.28%, 08/14/41		1,765,000	1,337,358
3.77%, 05/24/61		2,545,000	1,477,373
			4,808,158
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,714,424
TOTAL FOREIGN ISSUER BONDS (Cost $18,906,715)			18,995,620
MORTGAGE-BACKED SECURITIES	47.5%
Commercial Mortgage-Backed Securities	1.2%
NRTH Mortgage Trust, Series 2024-PARK - Class A (Floating, 1M CME Term SOFR + 1.64%, 1.64% Floor) 5.96%, 03/15/39(a)(b)		1,450,000	1,449,012
BX Commercial Mortgage Trust, Series 2021-VOLT - Class A (Floating, 1M CME Term SOFR + 0.81%, 0.70% Floor) 5.13%, 09/15/36(a)(b)		550,000	545,188
			1,994,200
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		113,531	104,694
Other Commercial Mortgage-Backed Security	0.1%
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 - Class A1 1.91%, 10/20/61(a)		235,000	219,299
U.S. Government Agencies	46.1%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,463	4,559
Fannie Mae Pool #AB6228 3.50%, 09/01/42		85,662	79,847
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,913	4,956
Fannie Mae Pool #AL2752 5.00%, 03/01/42		54,780	55,260
Fannie Mae Pool #AS5469 4.00%, 07/01/45		140,955	133,509
Fannie Mae Pool #AS5597 3.50%, 08/01/45		60,541	55,904
Fannie Mae Pool #AS7170 3.50%, 05/01/46		70,283	64,496
Fannie Mae Pool #AS7242 3.50%, 05/01/46		61,467	56,382
Fannie Mae Pool #AS8299 3.00%, 11/01/46		246,761	220,004
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #AS8947 3.50%, 03/01/47		$128,792	$117,988
Fannie Mae Pool #AS9772 3.50%, 06/01/37		79,782	76,639
Fannie Mae Pool #AS9988 4.50%, 07/01/47		34,114	33,196
Fannie Mae Pool #AU1625 3.50%, 07/01/43		82,908	77,209
Fannie Mae Pool #BC4764 3.00%, 10/01/46		81,594	72,246
Fannie Mae Pool #BC9468 3.00%, 06/01/46		172,023	152,652
Fannie Mae Pool #BH8279 3.50%, 09/01/47		104,720	95,946
Fannie Mae Pool #BM1150 3.00%, 12/01/46		92,903	82,393
Fannie Mae Pool #BN6625 3.50%, 05/01/49		657,677	605,666
Fannie Mae Pool #BO3007 3.00%, 10/01/34		28,119	26,917
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,707,975	2,268,531
Fannie Mae Pool #BV9960 4.00%, 06/01/52		895,833	839,838
Fannie Mae Pool #CA1563 4.50%, 04/01/48		25,266	24,496
Fannie Mae Pool #CA2055 4.50%, 07/01/48		69,111	67,309
Fannie Mae Pool #CA4372 4.50%, 10/01/49		36,545	35,411
Fannie Mae Pool #CA4569 4.00%, 11/01/49		178,314	167,974
Fannie Mae Pool #CA6645 3.00%, 08/01/50		164,394	144,297
Fannie Mae Pool #CA6951 2.50%, 09/01/50		180,688	151,922
Fannie Mae Pool #CB0855 3.00%, 06/01/51		93,452	81,701
Fannie Mae Pool #CB1384 2.50%, 08/01/51		3,231,122	2,718,883
Fannie Mae Pool #CB2857 2.50%, 02/01/52		970,535	818,432
Fannie Mae Pool #CB3486 3.50%, 05/01/52		451,914	408,227
Fannie Mae Pool #CB3878 5.00%, 06/01/52		448,500	446,430
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,479,820	1,488,318
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #DA2948 5.50%, 10/01/53		$1,394,057	$1,393,020
Fannie Mae Pool #FM1306 4.50%, 07/01/48		186,520	181,931
Fannie Mae Pool #FM4053 2.50%, 08/01/50		143,135	120,710
Fannie Mae Pool #FM4638 2.50%, 10/01/50		89,623	75,326
Fannie Mae Pool #FM4720 3.00%, 10/01/50		113,241	99,458
Fannie Mae Pool #FM4828 3.00%, 11/01/50		1,058,730	926,178
Fannie Mae Pool #FM4901 2.00%, 11/01/35		98,795	89,976
Fannie Mae Pool #FM5204 2.00%, 12/01/35		90,171	82,131
Fannie Mae Pool #FM5537 2.00%, 01/01/36		234,036	213,147
Fannie Mae Pool #FM6943 2.00%, 04/01/51		383,142	309,523
Fannie Mae Pool #FM7377 3.00%, 05/01/51		197,446	173,131
Fannie Mae Pool #FM7708 3.50%, 06/01/51		228,410	207,010
Fannie Mae Pool #FM8787 2.50%, 10/01/51		2,952,064	2,492,447
Fannie Mae Pool #FM9765 3.00%, 11/01/51		217,418	188,989
Fannie Mae Pool #FS1564 2.00%, 04/01/51		305,352	242,844
Fannie Mae Pool #FS1704 4.00%, 05/01/52		165,796	155,990
Fannie Mae Pool #FS1807 3.50%, 07/01/51		304,639	277,640
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,572,949	2,253,070
Fannie Mae Pool #FS3159 4.50%, 10/01/52		765,898	736,546
Fannie Mae Pool #FS3533 2.00%, 01/01/52		448,210	361,628
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,860,452	2,293,024
Fannie Mae Pool #FS4075 5.00%, 04/01/53		770,968	763,478
Fannie Mae Pool #FS4621 5.00%, 06/01/53		280,496	278,978
Fannie Mae Pool #FS4624 2.50%, 11/01/51		316,840	265,282
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FS5044 4.50%, 06/01/53		$1,886,082	$1,825,028
Fannie Mae Pool #FS6141 2.00%, 01/01/52		2,402,518	1,927,215
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,552,608	1,595,253
Fannie Mae Pool #FS8138 6.50%, 06/01/54		639,154	666,868
Fannie Mae Pool #FS8291 5.50%, 07/01/53		2,177,398	2,194,859
Fannie Mae Pool #FS9085 3.00%, 12/01/51		1,119,242	974,792
Fannie Mae Pool #FS9456 5.50%, 11/01/54		1,663,923	1,665,254
Fannie Mae Pool #MA1870 4.50%, 04/01/34		49,683	49,585
Fannie Mae Pool #MA3101 4.50%, 08/01/47		73,273	71,378
Fannie Mae Pool #MA4327 3.00%, 05/01/51		167,973	147,059
Fannie Mae Pool #MA4475 2.50%, 11/01/41		184,804	162,990
Fannie Mae Pool #MA4841 5.00%, 12/01/52		2,316,444	2,279,650
Fannie Mae Pool #MA5039 5.50%, 06/01/53		217,272	217,323
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		309,652	270,233
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		92,765	84,840
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		21,793	21,465
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		59,417	57,421
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		111,898	105,478
Freddie Mac Pool #QD1484 2.50%, 11/01/51		364,289	307,436
Freddie Mac Pool #QK1511 3.50%, 05/01/42		321,128	299,274
Freddie Mac Pool #RA2970 2.50%, 07/01/50		675,985	567,967
Freddie Mac Pool #RA4218 2.50%, 12/01/50		93,333	78,640
Freddie Mac Pool #RB5126 2.50%, 09/01/41		225,184	198,605
Freddie Mac Pool #RB5136 2.50%, 11/01/41		203,757	179,706
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #RB5170 4.00%, 06/01/42		$1,130,963	$1,080,014
Freddie Mac Pool #RC1421 2.50%, 06/01/35		504,199	469,067
Freddie Mac Pool #RJ1265 5.50%, 04/01/54		2,314,404	2,316,257
Freddie Mac Pool #SD1061 2.50%, 05/01/52		185,132	155,721
Freddie Mac Pool #SD1836 2.00%, 02/01/52		384,166	308,160
Freddie Mac Pool #SD3511 6.00%, 08/01/53		1,388,665	1,417,880
Freddie Mac Pool #SD3669 5.50%, 09/01/53		683,260	691,631
Freddie Mac Pool #SD3824 6.00%, 03/01/53		1,077,991	1,110,925
Freddie Mac Pool #SD4227 4.50%, 05/01/53		1,983,403	1,898,550
Freddie Mac Pool #SD4495 6.00%, 12/01/53		185,615	190,162
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,350,103	1,354,119
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,342,749	1,318,853
Freddie Mac Pool #SD5223 6.00%, 04/01/54		1,080,703	1,110,848
Freddie Mac Pool #SD6046 6.00%, 08/01/54		1,633,625	1,672,612
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,746,984	1,719,132
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,693,115	1,699,724
Freddie Mac Pool #SD8090 2.00%, 09/01/50		747,144	599,507
Freddie Mac Pool #SD8199 2.00%, 03/01/52		849,783	676,219
Freddie Mac Pool #SD8267 5.00%, 11/01/52		2,933,742	2,883,783
Ginnie Mae I Pool #723248 5.00%, 10/15/39		82,434	83,506
Ginnie Mae I Pool #783403 3.50%, 09/15/41		119,305	112,054
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		224,281	201,222
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		50,814	46,842
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		50,362	47,594
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		$22,168	$20,928
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		140,946	140,643
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		49,314	47,946
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		29,949	29,938
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		234,782	200,934
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		236,090	201,469
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,580,639	1,400,771
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		496,977	424,098
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		727,055	620,437
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,664,592	1,475,170
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		167,888	154,140
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,524,118	1,430,054
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		1,037,358	885,236
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		682,202	655,253
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,288,733	2,259,138
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		973,214	865,271
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,583,551	1,403,352
Ginnie Mae II Pool #MA9017 5.50%, 07/20/53		2,315,039	2,327,225
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		604,917	604,722
			80,118,421
TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,515,745)			82,436,614
U.S. GOVERNMENT OBLIGATIONS	7.1%
U.S. Treasury Notes, 0.25%, 05/31/25		9,285,000	9,222,858
U.S. Treasury Notes, 4.88%, 04/30/26		3,015,000	3,040,793
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,245,276)			12,263,651

See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(e)		367,963	$367,963
TOTAL SHORT-TERM INVESTMENTS (Cost $367,963)			367,963
TOTAL INVESTMENTS (Cost $172,558,040)	99.3%		172,492,486
NET OTHER ASSETS (LIABILITIES)	0.7%		1,140,201
NET ASSETS	100.0%		$173,632,687

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $21,339,002 or 12% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)Amount rounds to less than 0.05%.
(e)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At March 31, 2025 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	52.9%
AA	7.1
A	5.6
BBB	30.8
BB	1.8
Cash equivalents	0.2
N/A	0.9
Total	99.3%
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.3%
Banking	7.7%
Wells Fargo & Co.		25,915	$1,860,438
Bank of America Corp.		35,121	1,465,599
Comerica, Inc.		22,433	1,324,893
M&T Bank Corp.		7,817	1,397,289
Western Alliance Bancorp		17,623	1,353,975
			7,402,194
Beverages	1.8%
Keurig Dr. Pepper, Inc.		52,120	1,783,546
Biotechnology & Pharmaceuticals	4.3%
Merck & Co., Inc.		18,570	1,666,843
Sanofi S.A. - ADR		27,486	1,524,374
Elanco Animal Health, Inc.(a)		88,745	931,822
			4,123,039
Chemicals	4.1%
Air Products and Chemicals, Inc.		4,898	1,444,518
Axalta Coating Systems Ltd.(a)		40,755	1,351,844
Element Solutions, Inc.		50,146	1,133,801
			3,930,163
Communications	1.1%
Aptiv PLC(a)		18,059	1,074,511
Construction Materials	2.8%
Knife River Corp.(a)		14,223	1,283,057
CRH PLC		16,324	1,436,022
			2,719,079
Electric Utilities	7.1%
Entergy Corp.		21,348	1,825,040
CenterPoint Energy, Inc.		45,481	1,647,777
Xcel Energy, Inc.		23,691	1,677,086
Pinnacle West Capital Corp.		17,579	1,674,400
			6,824,303
Electrical Equipment	5.8%
Littelfuse, Inc.		3,633	714,756
Johnson Controls International PLC		20,100	1,610,211
Fortive Corp.		12,570	919,873
BWX Technologies, Inc.		12,188	1,202,346
Vertiv Holdings Co. - Class A		15,584	1,125,165
			5,572,351
Engineering & Construction	3.0%
AECOM		12,853	1,191,859
Jacobs Solutions, Inc.		4,778	577,612
Everus Construction Group, Inc.(a)		29,795	1,105,097
			2,874,568
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Entertainment Content	2.8%
Electronic Arts, Inc.		7,994	$1,155,293
Warner Music Group Corp. - Class A		47,987	1,504,392
			2,659,685
Gas & Water Utilities	1.6%
MDU Resources Group, Inc.		91,321	1,544,238
Health Care Facilities & Services	4.3%
UnitedHealth Group, Inc.		4,377	2,292,454
Elevance Health, Inc.		4,161	1,809,868
			4,102,322
Home Construction	0.9%
Lennar Corp. - Class A		8,029	921,569
Institutional Financial Services	1.2%
Jefferies Financial Group, Inc.		21,320	1,142,112
Insurance	6.0%
Willis Towers Watson PLC		5,142	1,737,739
American International Group, Inc.		16,362	1,422,512
Chubb Ltd.		4,369	1,319,394
Allstate (The) Corp.		6,166	1,276,794
			5,756,439
Internet Media & Services	1.3%
Alphabet, Inc. - Class C		7,961	1,243,747
Leisure Facilities & Services	4.4%
Wynn Resorts Ltd.		16,464	1,374,744
Carnival Corp.(a)		88,131	1,721,198
United Parks & Resorts, Inc.(a)		26,119	1,187,370
			4,283,312
Medical Equipment & Devices	3.3%
Medtronic PLC		19,791	1,778,419
Avantor, Inc.(a)		87,680	1,421,293
			3,199,712
Oil & Gas Supply Chain	7.5%
Exxon Mobil Corp.		18,468	2,196,399
Phillips 66		11,795	1,456,446
Hess Corp.		6,794	1,085,206
Enbridge, Inc.		23,794	1,054,312
Permian Resources Corp.		102,189	1,415,318
			7,207,681
Oil, Gas Services & Equipment	1.0%
Halliburton Co.		39,994	1,014,648
Real Estate Investment Trusts	6.9%
Mid-America Apartment Communities, Inc.		6,711	1,124,629
Prologis, Inc.		14,881	1,663,547
Public Storage		4,337	1,298,021
See Notes to Financial Statements.

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SBA Communications Corp.		4,666	$1,026,567
VICI Properties, Inc.		46,048	1,502,086
			6,614,850
Semiconductors	2.7%
Microchip Technology, Inc.		14,394	696,814
QUALCOMM, Inc.		8,212	1,261,445
Entegris, Inc.		7,295	638,167
			2,596,426
Software	3.0%
Oracle Corp.		9,167	1,281,638
Nice Ltd. - ADR(a)		10,226	1,576,543
			2,858,181
Specialty Finance	5.4%
American Express Co.		4,194	1,128,396
Discover Financial Services		4,669	796,998
Fidelity National Information Services, Inc.		22,235	1,660,510
SLM Corp.		54,834	1,610,474
			5,196,378
Technology Hardware	1.0%
Ciena Corp.(a)		15,401	930,682
Technology Services	2.9%
CACI International, Inc. - Class A(a)		4,210	1,544,733
Cognizant Technology Solutions Corp. - Class A		16,110	1,232,415
			2,777,148
Tobacco & Cannabis	1.6%
Philip Morris International, Inc.		9,728	1,544,126
Transportation & Logistics	0.8%
JB Hunt Transport Services, Inc.		5,336	789,461
TOTAL COMMON STOCKS (Cost $77,370,040)			92,686,471
MASTER LIMITED PARTNERSHIPS	1.1%
Oil & Gas Supply Chain	1.1%
Plains GP Holdings L.P. - Class A(a)		52,266	1,116,401
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $843,625)			1,116,401
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(b)		2,106,628	2,106,628
TOTAL SHORT-TERM INVESTMENTS (Cost $2,106,628)			2,106,628
TOTAL INVESTMENTS (Cost $80,320,293)	99.6%		95,909,500
NET OTHER ASSETS (LIABILITIES)	0.4%		340,545
NET ASSETS	100.0%		$96,250,045

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund
Assets:
Investments, at cost	$5,164,699	$71,614,404	$3,172,038
Investments, at value	5,428,675	71,097,479	2,979,935
Investments in affiliates, at cost	—	21,485,752	—
Investments in affiliates, at value	—	21,039,915	—
Cash	—	1	—
Foreign currencies (Cost:$0, $0 and $208, respectively)	—	—	208
Receivable for interest	—	1,148,143	—
Receivable for dividends	61,219	9,438	19,460
Reclaims receivable	21,806	—	2,349
Receivable for investments sold	—	313,100	—
Prepaid expenses	8,864	13,719	8,837
Total Assets	5,520,564	93,621,795	3,010,789
Liabilities:
Securities purchased payable	—	605,000	5,300
Investment advisory fees payable	4,469	47,763	2,237
Accounting and Administration fees payable	22,661	29,911	16,393
Treasurer Service fees payable	350	1,448	48
Trustee fees payable	358	—	—
Accrued Audit fees payable	7,783	5,238	8,786
Accrued expenses and other payables	20,029	18,079	19,107
Total Liabilities	55,650	707,439	51,871
Net Assets	$5,464,914	$92,914,356	$2,958,918
Net Assets:
Paid in capital	$7,687,453	$100,901,752	$3,286,325
Distributable earnings (loss)	(2,222,539)	(7,987,396)	(327,407)
Net Assets	$5,464,914	$92,914,356	$2,958,918
Net Assets:
Institutional Shares	$5,464,914	$92,914,356	$2,958,918
Share of Common Stock Outstanding:
Institutional Shares	657,830	9,778,140	338,251
Net Asset Value per Share:
Institutional Shares	$8.31	$9.50	$8.75
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund
Assets:
Investments, at cost	$106,608,675	$11,956,931	$172,558,040
Investments, at value	104,891,635	13,496,953	172,492,486
Foreign currencies (Cost:$0, $49,638 and $0, respectively)	—	49,626	—
Receivable for interest	976,238	—	1,247,430
Receivable for dividends	11,258	61,575	2,520
Reclaims receivable	—	297,051	—
Receivable for investments sold	1,884,707	79,996	—
Prepaid expenses	6,341	9,312	24,645
Total Assets	107,770,179	13,994,513	173,767,081
Liabilities:
Cash overdraft	1,199,347	—	—
Securities purchased payable	4,561,464	161	—
Investment advisory fees payable	39,158	9,527	51,509
Accounting and Administration fees payable	32,420	19,056	48,555
Credit facility payable	—	100,000	—
Treasurer Service fees payable	1,650	729	2,821
Trustee fees payable	—	739	—
Accrued Audit fees payable	8,298	6,635	2,007
Accrued expenses and other payables	16,666	18,860	29,502
Total Liabilities	5,859,003	155,707	134,394
Net Assets	$101,911,176	$13,838,806	$173,632,687
Net Assets:
Paid in capital	$104,573,817	$13,593,735	$174,108,991
Distributable earnings (loss)	(2,662,641)	245,071	(476,304)
Net Assets	$101,911,176	$13,838,806	$173,632,687
Net Assets:
Institutional Shares	$101,911,176	$13,838,806	$173,632,687
Share of Common Stock Outstanding:
Institutional Shares	10,563,260	1,328,442	18,881,862
Net Asset Value per Share:
Institutional Shares	$9.65	$10.42	$9.20
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

Barrow Hanley US Value Opportunities Fund
Assets:
Investments, at cost	$80,320,293
Investments, at value	95,909,500
Receivable for dividends	138,056
Reclaims receivable	21,239
Receivable for investments sold	281,581
Prepaid expenses	4,959
Total Assets	96,355,335
Liabilities:
Investment advisory fees payable	45,516
Accounting and Administration fees payable	32,519
Treasurer Service fees payable	1,703
Accrued Audit fees payable	4,714
Accrued expenses and other payables	20,838
Total Liabilities	105,290
Net Assets	$96,250,045
Net Assets:
Paid in capital	$72,796,941
Distributable earnings (loss)	23,453,104
Net Assets	$96,250,045
Net Assets:
Institutional Shares	$96,250,045
Share of Common Stock Outstanding:
Institutional Shares	8,572,014
Net Asset Value per Share:
Institutional Shares	$11.23
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Investment Income:
Dividend income	$166,088	$—
Interest income	—	2,664,756
Interest income from affiliates	—	846,095
Less: Foreign Taxes Withheld	(13,903)	—
Total investment income	152,185	3,510,851
Operating expenses:
Investment Advisory Fees	99,091	277,503
Administration Fees	10,801	16,492
Trustees' Fees	1,553	4,476
Compliance Fees	724	2,093
Registration & Filing Fees	18,087	18,087
Custodian Fees	3,714	415
Treasurer Service fees	476	1,994
Audit Fees	10,010	11,345
Transfer Agent Fees	1,611	7,145
Legal Fees	3,122	9,033
Printing Fees	5,147	8,060
Interest expense	10,090	—
Other Expenses	4,502	6,457
Total expenses	168,928	363,100
Less:
Expenses reduced by investment advisor	(48,026)	(68,018)
Net expenses	120,902	295,082
Net investment income	31,283	3,215,769
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(2,039,647)	(1,639)
Net realized gains (losses) from Affiliated Investments	—	(10,833)
Net realized losses from foreign currency transactions	(31,451)	—
Change in unrealized appreciation (depreciation) on investments	(476,315)	(1,096,828)
Change in unrealized appreciation (depreciation) on investments in affiliated securities	—	(271,414)
Change in unrealized appreciation (depreciation) on foreign capital gains tax	24,372	—
Change in unrealized appreciation (depreciation) on foreign currency	1,041	—
Net realized and unrealized losses from investment activities	(2,522,000)	(1,380,714)
Change in Net Assets Resulting from Operations	$(2,490,717)	$1,835,055
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Investment Income:
Dividend income	$43,347	$66,725
Interest income	—	4,503,861
Less: Foreign Taxes Withheld	(6,226)	—
Total investment income	37,121	4,570,586
Operating expenses:
Investment Advisory Fees	13,274	232,623
Administration Fees	8,776	17,649
Trustees' Fees	151	5,102
Compliance Fees	70	2,394
Registration & Filing Fees	22,010	18,087
Custodian Fees	2,797	438
Treasurer Service fees	66	2,222
Audit Fees	9,378	15,128
Transfer Agent Fees	234	7,944
Legal Fees	304	10,332
Printing Fees	5,091	8,300
Other Expenses	3,058	7,124
Total expenses	65,209	327,343
Less:
Expenses reduced by investment advisor	(50,338)	(23,987)
Net expenses	14,871	303,356
Net investment income	22,250	4,267,230
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(62,933)	151,700
Net realized losses from foreign currency transactions	(1,105)	—
Change in unrealized appreciation (depreciation) on investments	(170,985)	(1,509,635)
Change in unrealized appreciation (depreciation) on foreign capital gains tax	3,100	—
Change in unrealized appreciation (depreciation) on foreign currency	20	—
Net realized and unrealized losses from investment activities	(231,903)	(1,357,935)
Change in Net Assets Resulting from Operations	$(209,653)	$2,909,295
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund
Investment Income:
Dividend income	$413,629	$—
Interest income	7,594	4,611,422
Less: Foreign Taxes Withheld	(61,958)	—
Total investment income	359,265	4,611,422
Operating expenses:
Investment Advisory Fees	124,318	305,176
Administration Fees	8,861	25,488
Trustees' Fees	2,899	8,702
Compliance Fees	1,342	4,090
Registration & Filing Fees	22,125	18,087
Custodian Fees	1,918	324
Treasurer Service fees	850	3,746
Audit Fees	10,618	13,285
Transfer Agent Fees	2,816	13,398
Legal Fees	5,789	17,655
Printing Fees	6,651	10,680
Interest expense	17,183	220
Other Expenses	4,953	10,804
Total expenses	210,323	431,655
Less:
Expenses reduced by investment advisor	(34,504)	(127,880)
Net expenses	175,819	303,775
Net investment income	183,446	4,307,647
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(112,049)	(541,762)
Net realized gains from foreign currency transactions	19,830	—
Change in unrealized appreciation (depreciation) on investments	(2,910,717)	(4,614,226)
Change in unrealized appreciation (depreciation) on foreign currency	(11,798)	—
Net realized and unrealized losses from investment activities	(3,014,734)	(5,155,988)
Change in Net Assets Resulting from Operations	$(2,831,288)	$(848,341)
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

Barrow Hanley US Value Opportunities Fund
Investment Income:
Dividend income	$1,047,680
Interest income	42,396
Less: Foreign Taxes Withheld	(7,752)
Total investment income	1,082,324
Operating expenses:
Investment Advisory Fees	293,649
Administration Fees	16,523
Trustees' Fees	5,466
Compliance Fees	2,566
Registration & Filing Fees	18,087
Custodian Fees	1,130
Treasurer Service fees	2,290
Audit Fees	11,811
Transfer Agent Fees	8,193
Legal Fees	11,084
Printing Fees	8,518
Other Expenses	7,393
Total expenses	386,710
Less:
Expenses reduced by investment advisor	(14,994)
Net expenses	371,716
Net investment income	710,608
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	10,479,654
Net realized gains from foreign currency transactions	22
Change in unrealized appreciation (depreciation) on investments	(13,902,408)
Change in unrealized appreciation (depreciation) on foreign currency	(7)
Net realized and unrealized losses from investment activities	(3,422,739)
Change in Net Assets Resulting from Operations	$(2,712,131)
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited), period ended September 30, 2024 and for the year ended October 31, 2023

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund			Barrow Hanley Credit Opportunities Fund
	2025	2024(a)	2023(b)	2025	2024(a)	2023(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$31,283	$744,330	$717,186	$3,215,769	$6,693,732	$6,847,944
Net realized gains (losses) from investments and foreign currency transactions	(2,071,098)	2,874,894	760,783	(12,472)	(2,319,465)	(1,121,362)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(450,902)	2,497,891	(905,299)	(1,368,242)	9,956,217	1,688,443
Change in net assets resulting from operations	(2,490,717)	6,117,115	572,670	1,835,055	14,330,484	7,415,025
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(3,709,694)	(1,347,558)	(170,927)	(3,253,571)	(7,420,054)	(7,734,787)
Total dividends paid to shareholders	(3,709,694)	(1,347,558)	(170,927)	(3,253,571)	(7,420,054)	(7,734,787)
Net Capital Transactions:
Institutional Shares	(22,290,791)	1,076,960	22,544,412	3,698,215	(11,053,721)	(2,204,366)
Change in net assets from capital transactions	(22,290,791)	1,076,960	22,544,412	3,698,215	(11,053,721)	(2,204,366)
Change in net assets	(28,491,202)	5,846,517	22,946,155	2,279,699	(4,143,291)	(2,524,128)
Net assets:
Beginning of period	33,956,116	28,109,599	5,163,444	90,634,657	94,777,948	97,302,076
End of period	$5,464,914	$33,956,116	$28,109,599	$92,914,356	$90,634,657	$94,777,948

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited), period ended September 30, 2024 and for the year ended October 31, 2023

	Barrow Hanley Emerging Markets Value Fund			Barrow Hanley Floating Rate Fund
	2025	2024(a)	2023(b)	2025	2024(a)	2023(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$22,250	$77,991	$75,170	$4,267,230	$8,900,133	$9,772,326
Net realized gains (losses) from investments and foreign currency transactions	(64,038)	206,967	46,424	151,700	(217,045)	(2,050,705)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(167,865)	201,674	91,639	(1,509,635)	1,992,123	4,737,025
Change in net assets resulting from operations	(209,653)	486,632	213,233	2,909,295	10,675,211	12,458,646
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(358,525)	(64,407)	(65,461)	(4,269,808)	(9,510,641)	(9,385,204)
Y Shares(c)	—	(2,095)	(2,520)	—	—	—
Total dividends paid to shareholders	(358,525)	(66,502)	(67,981)	(4,269,808)	(9,510,641)	(9,385,204)
Net Capital Transactions:
Institutional Shares	199,620	363,671	355,351	1,116,015	(3,496,994)	(7,741,483)
Y Shares(c)	—	(98,025)	1	—	—	—
Change in net assets from capital transactions	199,620	265,646	355,352	1,116,015	(3,496,994)	(7,741,483)
Change in net assets	(368,558)	685,776	500,604	(244,498)	(2,332,424)	(4,668,041)
Net assets:
Beginning of period	3,327,476	2,641,700	2,141,096	102,155,674	104,488,098	109,156,139
End of period	$2,958,918	$3,327,476	$2,641,700	$101,911,176	$102,155,674	$104,488,098

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	During the period September 30, 2024, share class "Y" transitioned to "Institutional" shares.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited), period ended September 30, 2024 and for the year ended October 31, 2023

	Barrow Hanley International Value Fund			Barrow Hanley Total Return Bond Fund
	2025	2024(a)	2023(b)	2025	2024(a)	2023(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$183,446	$1,669,762	$1,717,856	$4,307,647	$7,534,462	$2,670,351
Net realized gains (losses) from investments and foreign currency transactions	(92,219)	1,500,764	664,504	(541,762)	4,005,896	(2,067,287)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(2,922,515)	8,106,770	(3,317,738)	(4,614,226)	10,771,019	(1,971,182)
Change in net assets resulting from operations	(2,831,288)	11,277,296	(935,378)	(848,341)	22,311,377	(1,368,118)
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(3,538,240)	(2,222,424)	(178,254)	(6,731,294)	(7,292,884)	(2,264,393)
Y Shares(c)	—	(3,583)	(1,193)	—	—	—
Total dividends paid to shareholders	(3,538,240)	(2,226,007)	(179,447)	(6,731,294)	(7,292,884)	(2,264,393)
Net Capital Transactions:
Institutional Shares	(43,230,608)	(7,091,800)	56,679,818	4,456,575	2,886,771	121,496,973
Y Shares(c)	—	(108,928)	—	—	—	—
Change in net assets from capital transactions	(43,230,608)	(7,200,728)	56,679,818	4,456,575	2,886,771	121,496,973
Change in net assets	(49,600,136)	1,850,561	55,564,993	(3,123,060)	17,905,264	117,864,462
Net assets:
Beginning of period	63,438,942	61,588,381	6,023,388	176,755,747	158,850,483	40,986,021
End of period	$13,838,806	$63,438,942	$61,588,381	$173,632,687	$176,755,747	$158,850,483

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	During the period September 30, 2024, share class "Y" transitioned to "Institutional" shares.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited), period ended September 30, 2024 and for the year ended October 31, 2023

	Barrow Hanley US Value Opportunities Fund
	2025	2024(a)	2023(b)
Increase (decrease) in net assets:
Operations:
Net investment income	$710,608	$1,283,697	$1,207,244
Net realized gains (losses) from investments and foreign currency transactions	10,479,676	9,255,175	(82,477)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(13,902,415)	19,034,251	1,397,486
Change in net assets resulting from operations	(2,712,131)	29,573,123	2,522,253
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(11,789,734)	(1,190,228)	(1,397,879)
Total dividends paid to shareholders	(11,789,734)	(1,190,228)	(1,397,879)
Net Capital Transactions:
Institutional Shares	2,708,619	(3,172,928)	(22,597,269)
Change in net assets from capital transactions	2,708,619	(3,172,928)	(22,597,269)
Change in net assets	(11,793,246)	25,209,967	(21,472,895)
Net assets:
Beginning of period	108,043,291	82,833,324	104,306,219
End of period	$96,250,045	$108,043,291	$82,833,324

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$10.25	$8.83	$7.97	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.01	0.23	0.25	0.19
Net realized and unrealized gains (losses) from investments and foreign currency	(0.82)	1.61	0.68	(2.22)
Total from investment operations	(0.81)	1.84	0.93	(2.03)
Less distributions paid:
From net investment income	(0.23)	(0.22)	(0.07)	—
From net realized gains	(0.90)	(0.20)	—	—
Total distributions paid	(1.13)	(0.42)	(0.07)	—
Change in net asset value	(1.94)	1.42	0.86	(2.03)
Net asset value, end of period	$8.31	$10.25	$8.83	$7.97
Total return	(8.15%)(d)	21.32%(d)	11.58%	(20.30%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$5,465	$33,956	$28,110	$5,163
Ratio of net expenses to average net assets	1.13%(e)	1.07%(e)	1.05%	1.05%(e)
Ratio of net investment income to average net assets	0.29%(e)	2.73%(e)	2.68%	3.76%(e)
Ratio of gross expenses to average net assets	1.58%(e)	1.50%(e)	1.73%	4.62%(e)
Portfolio turnover rate	27.08%(d)	76.11%(d)	63.00%	59.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Credit Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$9.66	$8.99	$9.04	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.34	0.75	0.63	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	(0.15)	0.73	0.04	(1.00)
Total from investment operations	0.19	1.48	0.67	(0.67)
Less distributions paid:
From net investment income	(0.35)	(0.81)	(0.72)	(0.29)
Total distributions paid	(0.35)	(0.81)	(0.72)	(0.29)
Change in net asset value	(0.16)	0.67	(0.05)	(0.96)
Net asset value, end of period	$9.50	$9.66	$8.99	$9.04
Total return	1.93%(d)	16.94%(d), (e)	7.49%	(6.63%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$92,914	$90,635	$94,778	$97,302
Ratio of net expenses to average net assets	0.64%(f)	0.33%(f), (g)	0.78%	0.78%(f)
Ratio of net investment income to average net assets	6.96%(f)	8.18%(f)	6.82%	6.19%(f)
Ratio of gross expenses to average net assets	0.79%(f)	0.95%(f)	1.08%	1.11%(f)
Portfolio turnover rate	18.05%(d)	33.39%(d)	24.00%	29.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the total return would have been 16.58%.
(f)	Annualized for periods less than one year.
(g)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the net expense ratio would have been 0.64%.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Emerging Markets Value Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$10.54	$9.15	$8.47	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.07	0.25	0.27	0.29
Net realized and unrealized gains (losses) from investments and foreign currency	(0.73)	1.35	0.68	(1.82)
Total from investment operations	(0.66)	1.60	0.95	(1.53)
Less distributions paid:
From net investment income	(0.25)	(0.21)	(0.27)	—
From net realized gains	(0.88)	—	—	—
Total distributions paid	(1.13)	(0.21)	(0.27)	—
Change in net asset value	(1.79)	1.39	0.68	(1.53)
Net asset value, end of period	$8.75	$10.54	$9.15	$8.47
Total return	(6.32%)(d)	17.63%(d)	11.10%	(15.30%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$2,959	$3,327	$2,550	$2,056
Ratio of net expenses to average net assets	0.98%(e)	1.01%(e)	0.99%	0.99%(e)
Ratio of net investment income to average net assets	1.47%(e)	2.88%(e)	2.83%	3.55%(e)
Ratio of gross expenses to average net assets	4.30%(e)	5.90%(e)	6.64%	14.67%(e)
Portfolio turnover rate	15.50%(d)	85.34%(d)	50.00%	40.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Floating Rate Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$9.78	$9.68	$9.45	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.41	0.88	0.89	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	(0.13)	0.17	0.23	(0.61)
Total from investment operations	0.28	1.05	1.12	(0.28)
Less distributions paid:
From net investment income	(0.41)	(0.95)	(0.89)	(0.27)
Total distributions paid	(0.41)	(0.95)	(0.89)	(0.27)
Change in net asset value	(0.13)	0.10	0.23	(0.55)
Net asset value, end of period	$9.65	$9.78	$9.68	$9.45
Total return	2.67%(d)	11.17%(d)	12.32%	(2.81%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$101,911	$102,156	$104,488	$109,156
Ratio of net expenses to average net assets	0.59%(e)	0.60%(e)	0.60%	0.60%(e)
Ratio of net investment income to average net assets	8.30%(e)	9.76%(e)	9.20%	6.10%(e)
Ratio of gross expenses to average net assets	0.64%(e)	0.79%(e)	1.01%	1.02%(e)
Portfolio turnover rate	56.66%(d)	43.39%(d)	35.00%	9.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley International Value Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$11.57	$9.93	$8.78	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.05	0.29	0.39	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	(0.15)	1.71	0.90	(1.45)
Total from investment operations	(0.10)	2.00	1.29	(1.22)
Less distributions paid:
From net investment income	(0.48)	(0.29)	(0.14)	—
From net realized gains	(0.57)	(0.07)	—	—
Total distributions paid	(1.05)	(0.36)	(0.14)	—
Change in net asset value	(1.15)	1.64	1.15	(1.22)
Net asset value, end of period	$10.42	$11.57	$9.93	$8.78
Total return	(0.33%)(d)	20.37%(d)	14.72%	(12.20%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$13,839	$63,439	$61,489	$5,935
Ratio of net expenses to average net assets	0.94%(e)	0.86%(e)	0.86%	0.86%(e)
Ratio of net investment income to average net assets	0.98%(e)	2.91%(e)	3.74%	2.89%(e)
Ratio of gross expenses to average net assets	1.13%(e)	1.15%(e)	1.23%	5.16%(e)
Portfolio turnover rate	19.35%(d)	57.63%(d)	57.00%	105.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Total Return Bond Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$9.61	$8.79	$9.03	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.23	0.43	0.39	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	(0.28)	0.81	(0.33)	(1.00)
Total from investment operations	(0.05)	1.24	0.06	(0.83)
Less distributions paid:
From net investment income	(0.24)	(0.42)	(0.30)	(0.14)
From net realized gains	(0.12)	—	—	—
Total distributions paid	(0.36)	(0.42)	(0.30)	(0.14)
Change in net asset value	(0.41)	0.82	(0.24)	(0.97)
Net asset value, end of period	$9.20	$9.61	$8.79	$9.03
Total return	(0.49%)(d)	14.25%(d)	0.49%	(8.38%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$173,633	$176,756	$158,850	$40,986
Ratio of net expenses to average net assets	0.35%(e)	0.35%(e)	0.35%	0.35%(e)
Ratio of net investment income to average net assets	4.97%(e)	5.01%(e)	4.15%	3.13%(e)
Ratio of gross expenses to average net assets	0.50%(e)	0.65%(e)	0.90%	1.16%(e)
Portfolio turnover rate	37.21%(d)	131.01%(d)	125.00%	20.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley US Value Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of period	$12.96	$9.59	$9.53	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.08	0.15	0.13	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	(0.38)	3.36	0.07	(0.54)
Total from investment operations	(0.30)	3.51	0.20	(0.47)
Less distributions paid:
From net investment income	(0.16)	(0.14)	(0.10)	—
From net realized gains	(1.27)	—	(0.04)	—
Total distributions paid	(1.43)	(0.14)	(0.14)	—
Change in net asset value	(1.73)	3.37	0.06	(0.47)
Net asset value, end of period	$11.23	$12.96	$9.59	$9.53
Total return	(3.05%)(d)	36.92%(d)	2.03%	(4.70%)(d)
Ratios/Supplemental data:
Net assets, end of period (000's)	$96,250	$108,043	$82,833	$104,306
Ratio of net expenses to average net assets	0.70%(e)	0.71%(e)	0.71%	0.71%(e)
Ratio of net investment income to average net assets	1.34%(e)	1.46%(e)	1.31%	1.28%(e)
Ratio of gross expenses to average net assets	0.73%(e)	0.87%(e)	0.95%	0.99%(e)
Portfolio turnover rate	31.59%(d)	31.90%(d)	30.00%	47.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The Perpetual Americas Funds Trust (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). The Trust is an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust. Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2025, the following classes of shares were in operation:
Fund	Commencement Date	Investment Objective
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares: April 12, 2022	to seek long term capital appreciation and consistent income
Barrow Hanley Credit Opportunities Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley Emerging Markets Value Fund	Institutional Shares: December 29, 2021	to seek long term capital appreciation and consistent income from dividends
Barrow Hanley Floating Rate Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley International Value Fund	Institutional Shares: December 29, 2021	to seek to obtain higher returns compared to the MSCI EAFE Index, while maintaining lower risk
Barrow Hanley Total Return Bond Fund	Institutional Shares: April 12, 2022	to seek to provide maximum long-term total return
Barrow Hanley US Value Opportunites Fund	Institutional Shares: April 12, 2022	to seek to outperform the Fund's benchmark over a full market cycle
Prior to August 18, 2024, the Funds were each a series of The Advisors’ Inner Circle Fund III (“AIC”)  (each a “Predecessor Fund” and collectively, the “Predecessor Funds”). On August 18, 2024, the Predecessor Funds were reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the AIC's Board of Trustees on May 13, 2024 and by the Predecessor Funds' shareholders at a special meeting held on August 5, 2024 (the “Reorganizations”).
The Advisors' Inner Circle Fund III	Perpetual Americas Funds Trust
Barrow Hanley Concentrated Emerging Markets ESG Opportunities	Barrow Hanley Concentrated Emerging Markets ESG Opportunities
Barrow Hanley Credit Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Barrow Hanley Floating Rate Fund	Barrow Hanley Floating Rate Fund
Barrow Hanley Total Return Bond Fund	Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund	Barrow Hanley US Value Opportunities Fund
Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Emerging Markets Value Fund
Barrow Hanley International Value Fund	Barrow Hanley International Value Fund

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

A. Significant accounting policies related to Investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated PAFS, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Funds' investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Common Stocks:
Brazil	$329,681	$—	$—	$329,681
Mexico	259,236	—	—	259,236
Other*	—	4,461,568	—	4,461,568
Total Common Stocks	$588,917	$4,461,568	$ —	$5,050,485
Preferred Stocks*	$251,169	$—	$—	$251,169
Short-Term Investments	127,021	—	—	127,021
Total Investments	$967,107	$4,461,568	$ —	$5,428,675
Barrow Hanley Credit Opportunities Fund
Asset-Backed Securities*	$—	$2,164,882	$—	$2,164,882
Corporate Bonds*	—	58,994,213	—	58,994,213
Foreign Issuer Bonds*	—	7,879,131	—	7,879,131
Investment Companies	21,039,915	—	—	21,039,915
Short-Term Investments	2,059,253	—	—	2,059,253
Total Investments	$23,099,168	$69,038,226	$ —	$92,137,394
Barrow Hanley Emerging Markets Value Fund
Common Stocks:
Brazil	$140,745	$—	$—	$140,745
China	29,189	699,961	—	729,150
Mexico	92,771	—	—	92,771
Russia	—	—	— **	—
Other*	—	1,882,063	—	1,882,063
Total Common Stocks	$262,705	$2,582,024	$ —	$2,844,729
Preferred Stocks*	$93,987	$—	$—	$93,987
Short-Term Investments	41,219	—	—	41,219
Total Investments	$397,911	$2,582,024	$ —	$2,979,935
Barrow Hanley Floating Rate Fund
Asset-Backed Securities	$—	$1,364,667	$—	$1,364,667
Corporate Bonds	—	10,049,619	—	10,049,619
Foreign Issuer Bonds	—	1,314,040	—	1,314,040
Warrants	—	—	— **	—
Bank Loan Obligations:
Finance	—	1,805,251	277,921	2,083,172
Other*	—	86,223,429	—	86,223,429
Total Bank Loan Obligations	$ —	$88,028,680	$277,921	$88,306,601
Short-Term Investments	$3,856,708	$—	$—	$3,856,708
Total Investments	$3,856,708	$100,757,006	$277,921	$104,891,635

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Barrow Hanley International Value Fund
Common Stocks:
Canada	$674,956	$—	$—	$674,956
Other*	—	12,605,011	—	12,605,011
Total Common Stocks	$674,956	$12,605,011	$ —	$13,279,967
Preferred Stocks	$—	$147,845	$—	$147,845
Short-Term Investments	69,141	—	—	69,141
Total Investments	$744,097	$12,752,856	$ —	$13,496,953
Barrow Hanley Total Return Bond Fund
Asset-Backed Securities*	$—	$10,462,514	$—	$10,462,514
Corporate Bonds*	—	47,966,124	—	47,966,124
Foreign Issuer Bonds*	—	18,995,620	—	18,995,620
Mortgage-Backed Securities*	—	82,436,614	—	82,436,614
U.S. Government Obligations	—	12,263,651	—	12,263,651
Short-Term Investments	367,963	—	—	367,963
Total Investments	$367,963	$172,124,523	$ —	$172,492,486
Barrow Hanley US Value Opportunities Fund
Common Stocks	$92,686,471	$—	$—	$92,686,471
Master Limited Partnerships	1,116,401	—	—	1,116,401
Short-Term Investments	2,106,628	—	—	2,106,628
Total Investments	$95,909,500	$ —	$ —	$95,909,500

*	See additional categories in the Schedule of Investments.
**	Amount is $0.
As of March 31, 2025, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments, and such securities are the same Level 3 securities as was noted as of the prior fiscal year end of September 30, 2024. Some of these investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. The value of Level 3 securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2025.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2025, if any, are noted in each Fund’s Schedule of Investments and in aggregate as “Payable for when-issued securities”, in each Fund’s Statement of Assets and Liabilities.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:
Declaration and Payment Frequency
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Annually
Barrow Hanley Credit Opportunities Fund	Quarterly *
Barrow Hanley Emerging Markets Value Fund	Annually
Barrow Hanley Floating Rate Fund	Quarterly *
Barrow Hanley International Value Fund	Annually
Barrow Hanley Total Return Bond Fund	Quarterly *
Barrow Hanley US Value Opportunities Fund	Annually
* Effective April 1, 2025 the Fund declares net investment income daily and pays such amounts monthly.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year.
Effective April 1, 2025, each of the Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund will declare daily and pay monthly substantially all of its net investment income to shareholders in the form of dividends.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax period from November 1, 2023 to September 30, 2024 and for the tax years ended October 31, 2023 and October 31, 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments.
SUMMARY OF PRINCIPAL AND NON-PRINCIPAL RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.
Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
Benchmark and Reference Rate Risk. The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of debt instruments and other investments and transactions (including certain derivatives transactions) to which a Fund may be a party were historically tied to LIBOR, which was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies, and the transition to new reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly, but the full impact of the transition on the Funds or the financial instruments in which a Fund invests cannot yet be fully determined.
China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.
Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Barrow Hanley. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/ or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Barrow Hanley and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

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March 31, 2025 (Unaudited)

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.
Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors.
Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.
In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor. Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
Euro- and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with a Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of a Fund’s shares.
Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
If one or more EMU countries were to stop using the euro as its primary currency, a Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that a Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Floating Rate Securities Risk. A Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.
Inflation Protected Securities Risk. The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.
Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases,

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March 31, 2025 (Unaudited)

the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Barrow Hanley, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. The SEC has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of a Fund’s investments being classified as illiquid investments.
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks.
Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in  certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.
Management Risk. Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities.
Management and Quantitative Securities Risk. Barrow Hanley’s use of a systematic quantitative screening process for certain Funds and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities. Because Barrow Hanley relies, in part, on a systematic, quantitative screening process in selecting securities for certain Funds, each such Fund is subject to the additional risk that Barrow Hanley’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.
Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from U.S. federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from U.S. federal income tax, may not be exempt from U.S. federal alternative minimum tax.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

demand, which may adversely affect markets, issuers, and/or non U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Barrow Hanley determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Barrow Hanley’s control. These transactions will increase a Fund’s “portfolio

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
REIT Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to a Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, a Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when a Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.
A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/ or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although Barrow Hanley seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Barrow Hanley’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because Barrow Hanley evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that Barrow Hanley uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, Barrow Hanley’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by Barrow Hanley will not operate as anticipated and will no longer fit within Barrow Hanley’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
U.S. Government Securities Risk. A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

with investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund), brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
Fund	Class	Advisory Fee	Expense Limitation
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional	0.93%	1.04%
Barrow Hanley Credit Opportunities Fund	Institutional	0.60%	0.77%
Barrow Hanley Emerging Markets Value Fund	Institutional	0.87%	0.98%
Barrow Hanley Floating Rate Fund	Institutional	0.45%	0.59%
Barrow Hanley International Value Fund	Institutional	0.66%	0.85%
Barrow Hanley Total Return Bond Fund	Institutional	0.35%	0.35%
Barrow Hanley US Value Opportunities Fund	Institutional	0.55%	0.70%
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2026 for the Funds (excluding the Barrow Hanley Credit Opportunities Fund). A Fund-of-Funds Fee Waiver and Expense Limitation Agreement is effective until February 1, 2026 for the Barrow Hanley Credit Opportunities Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements, including prior waivers or reimbursements in the Predecessor Funds that were available for recoupment by Perpetual US Services, LLC, investment adviser to the Predecessor Funds, at the time of the Reorganization, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund) and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
Pursuant to the Fund-of-Funds Fee Waiver and Expense Limitation Agreement, the Adviser further has agreed contractually to waive its investment advisory fee payable by the Barrow Hanley Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives attributable to the assets of the Barrow Hanley Credit Opportunities Fund invested in the Barrow Hanley Floating Rate Fund until February 1, 2026. This Fund-of-Funds Fee Waiver and Expense Limitation Agreement may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the six months ended March 31, 2025, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee Payable to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$99,091	$48,026	$—
Barrow Hanley Credit Opportunities Fund	277,503	68,018	—
Barrow Hanley Emerging Markets Value Fund	13,274	50,338	—
Barrow Hanley Floating Rate Fund	232,623	23,987	—
Barrow Hanley International Value Fund	124,318	34,504	—
Barrow Hanley Total Return Bond Fund	305,176	127,880	—
Barrow Hanley US Value Opportunities Fund	293,649	14,994	—

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The balances of recoverable expenses to PAFS by the Funds at March 31, 2025 were as follows:
For the year ended:	Expiring	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
October 31 2022	October 31, 2025	$104,933	$211,154	$225,225	$257,663	$215,454	$184,792	$143,065
October 31, 2023	October 31, 2026	183,228	304,910	150,198	442,292	173,297	351,628	219,777
September 30, 2024	September 30,2027	117,950	143,221	131,478	170,215	166,780	454,830	138,319
Six months ended March 31, 2025	September 30, 2028	48,026	6,144	50,338	23,987	34,504	127,880	14,994
Balances of Recoverable Expenses to PAFS		$454,137	$665,429	$557,239	$894,157	$590,035	$1,119,130	$516,155
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley” or the “Sub-Adviser”) serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the U.S. Securities and Exchange Commission and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.
The Sub-Adviser will be responsible for the day-to-day management of each Fund’s investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.
The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.
The Sub-Advisory Agreement will continue in effect for its initial term until the second anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the Sub-Advisory Agreement may terminate the Sub-Advisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party.
As compensation for its services, the Adviser pays to Barrow Hanley a monthly base fee for its services as indicated in the table below (the “Base Sub-Advisory Fee”). The Base Sub-Advisory Fee in effect for each Fund is below:
Fund	Base Subadvisory Fee
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	0.78%
Barrow Hanley Credit Opportunities Fund	0.45
Barrow Hanley Emerging Markets Value Fund	0.72
Barrow Hanley Floating Rate Fund	0.30
Barrow Hanley International Value Fund	0.51
Barrow Hanley Total Return Bond Fund	0.20
Barrow Hanley US Value Opportunities Fund	0.40

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviser or Barrow Hanley.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services, which are reflected as “Administration”, “Transfer Agent”, and “Custodian” fees, respectively, on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of ACA Group provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2025, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected in “Trustee” fees on the Statements of Operations.
C. Credit Agreements
On August 18, 2024, the Funds, other than the Barrow Hanley Floating Rate Fund, became parties to the Trust's $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the applicable Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted. The Barrow Hanley Floating Rate Fund became a party to the Credit Agreement on October 25, 2024. For each Barrow Hanley Fund, other than the Barrow Hanley Floating Rate Fund, any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.  In the case of the Barrow Hanley Floating Rate Fund, any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund’s option of the sum of the U.S. Federal Fund Target Rate plus 1.50%, the daily Simple Secured Overnight Financing Rate plus 1.50% or the Prime Rate minus 1.30%.
During the six months ended March 31, 2025, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:
Fund	Dollar Amount	Days Outstanding	Rate
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$2,792,391	23	5.66%
Barrow Hanley International Value Fund	3,713,103	29	5.74
Barrow Hanley Total Return Bond Fund	450,000	3	5.87
The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley International Value Fund and Barrow Hanley Total Return Bond Fund incurred interest expense of $10,090, $17,183 and $220, respectively, related to borrowings for the six months ended March 31, 2025. The amounts are included in the “Interest Expense” on the Statements of Operations.
D. Investment Transactions
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$5,677,766	$30,184,112
Barrow Hanley Credit Opportunities Fund	19,015,320	16,197,726
Barrow Hanley Emerging Markets Value Fund	458,973	517,480
Barrow Hanley Floating Rate Fund	58,442,334	57,414,808
Barrow Hanley International Value Fund	7,095,310	52,296,825
Barrow Hanley Total Return Bond Fund	39,456,904	24,689,711
Barrow Hanley US Value Opportunities Fund	32,838,521	42,700,690
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Total Return Bond Fund	$20,885,806	$38,383,997

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

E. U.S. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$5,331,974	$388,544	$(291,843)	$96,701
Barrow Hanley Credit Opportunities Fund	93,892,302	1,087,951	(2,842,859)	(1,754,908)
Barrow Hanley Emerging Markets Value Fund	3,255,999	98,162	(374,226)	(276,064)
Barrow Hanley Floating Rate Fund	106,615,287	768,791	(2,492,443)	(1,723,652)
Barrow Hanley International Value Fund	12,597,792	1,467,029	(567,868)	899,161
Barrow Hanley Total Return Bond Fund	172,577,490	1,721,990	(1,806,994)	(85,004)
Barrow Hanley US Value Opportunities Fund	81,269,707	18,104,738	(3,464,945)	14,639,793

The tax character of distributions paid by the Funds during the latest tax period from November 1, 2023 to September 30, 2024 and the tax years ended October 31, 2023 and October 31, 2022 were as follows:
	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023	Ordinary Income* 2022	Long-Term Capital Gains 2022
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$1,199,093	$148,465 **	$170,927	$—	$—	$—
Barrow Hanley Credit Opportunities Fund	7,420,054	—	7,734,787	—	3,544,896	—
Barrow Hanley Emerging Markets Value Fund	66,502	—	67,981	—	—	—
Barrow Hanley Floating Rate Fund	9,510,641	—	9,385,204	—	3,068,871	—
Barrow Hanley International Value Fund	1,943,876	282,131 ***	179,447	—	—	—
Barrow Hanley Total Return Bond Fund	7,292,884	—	2,264,393	—	580,835	—
Barrow Hanley US Value Opportunities Fund	1,190,228	— ****	1,029,833	368,046	—	—

*	Ordinary income includes short-term capital gains, if any.
**	The amounts do not include tax equalization utilized of $119,728 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
***	The amounts do not include tax equalization utilized of $359,835 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
****	The amounts do not include tax equalization utilized of $131,503 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

As of the latest tax period ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$902,937	$2,650,810	$—	$—	$424,125	$3,977,872
Barrow Hanley Credit Opportunities Fund	111,658	—	(6,304,705)	—	(375,833)	(6,568,880)
Barrow Hanley Emerging Markets Value Fund	102,962	250,720	—	—	(112,911)	240,771
Barrow Hanley Floating Rate Fund	387,620	—	(1,472,442)	—	(217,306)	(1,302,128)
Barrow Hanley International Value Fund	1,533,110	1,854,582	—	—	3,226,907	6,614,599
Barrow Hanley Total Return Bond Fund	2,580,171	—	—	—	4,523,160	7,103,331
Barrow Hanley US Value Opportunities Fund	1,322,182	8,204,563	—	—	28,428,224	37,954,969

As of the latest tax period ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Barrow Hanley Credit Opportunities Fund	$196,506	$6,108,199
Barrow Hanley Floating Rate Fund	—	1,472,442
During the latest tax period ended September 30, 2024, the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund  utilized $157,863, $14,045, $1,500,722 and $196,602, respectively, in capital loss carry forwards.
Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:
Fund	Distributable Earnings (Loss)	Paid-in Capital
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$(119,728)	$119,728
Barrow Hanley International Value Fund	(359,835)	359,835
Barrow Hanley US Value Opportunities Fund	(131,503)	131,503

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

F. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2025, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$782,967	$3,314,940	$(26,388,698)	$(22,290,791)
Barrow Hanley Credit Opportunities Fund	Institutional Shares	10,995,425	3,107,717	(10,404,927)	3,698,215
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	67,148	132,525	(53)	199,620
Barrow Hanley Floating Rate Fund	Institutional Shares	5,010,889	3,453,242	(7,348,116)	1,116,015
Barrow Hanley International Value Fund	Institutional Shares	579,611	2,970,514	(46,780,733)	(43,230,608)
Barrow Hanley Total Return Bond Fund	Institutional Shares	12,536,431	6,731,294	(14,811,150)	4,456,575
Barrow Hanley US Value Opportunities Fund	Institutional Shares	7,997,109	8,253,570	(13,542,060)	2,708,619

Transactions in shares for the six months ended March 31, 2025, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	84,729	390,913	(3,129,304)	(2,653,662)
Barrow Hanley Credit Opportunities Fund	Institutional Shares	1,142,893	323,786	(1,073,376)	393,303
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	7,591	15,060	(6)	22,645
Barrow Hanley Floating Rate Fund	Institutional Shares	509,734	355,049	(746,379)	118,404
Barrow Hanley International Value Fund	Institutional Shares	57,018	302,805	(4,516,101)	(4,156,278)
Barrow Hanley Total Return Bond Fund	Institutional Shares	1,329,563	730,377	(1,574,303)	485,637
Barrow Hanley US Value Opportunities Fund	Institutional Shares	679,558	686,653	(1,130,226)	235,985

Transactions in dollars for the period from November 1, 2023 to September 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$4,042,597	$1,293,285	$(4,258,922)	$1,076,960
Barrow Hanley Credit Opportunities Fund	Institutional Shares	15,261,740	7,417,942	(33,733,403)	(11,053,721)
Barrow Hanley Emerging Markets Value Fund	Y Shares[1]	—	1	(98,026)	(98,025)
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	480,632	24,601	(141,562)	363,671
Barrow Hanley Floating Rate Fund	Institutional Shares	6,385,264	8,595,773	(18,478,031)	(3,496,994)
Barrow Hanley International Value Fund	Y Shares[1]	—	1	(108,929)	(108,928)
Barrow Hanley International Value Fund	Institutional Shares	14,041,390	1,947,790	(23,080,980)	(7,091,800)
Barrow Hanley Total Return Bond Fund	Institutional Shares	18,082,825	7,292,884	(22,488,938)	2,886,771
Barrow Hanley US Value Opportunities Fund	Institutional Shares	2,846,280	813,744	(6,832,952)	(3,172,928)

[1]	During the period, share class "Y" transitioned to "Institutional" shares.

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Transactions in shares for the period from November 1, 2023 to September 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	448,988	138,503	(458,509)	128,982
Barrow Hanley Credit Opportunities Fund	Institutional Shares	1,611,565	782,515	(3,550,505)	(1,156,425)
Barrow Hanley Emerging Markets Value Fund	Y Shares[1]	—	—	(10,003)	(10,003)
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	48,915	2,485	(14,639)	36,761
Barrow Hanley Floating Rate Fund	Institutional Shares	643,903	877,634	(1,870,269)	(348,732)
Barrow Hanley International Value Fund	Y Shares[1]	—	—	(10,003)	(10,003)
Barrow Hanley International Value Fund	Institutional Shares	1,274,718	179,183	(2,159,251)	(705,350)
Barrow Hanley Total Return Bond Fund	Institutional Shares	1,958,447	775,051	(2,408,415)	325,083
Barrow Hanley US Value Opportunities Fund	Institutional Shares	251,469	75,627	(626,364)	(299,268)

[1]	During the period, share class "Y" transitioned to "Institutional" shares.
Transactions in dollars for the year ended October 31, 2023, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$24,845,447	$165,297	$(2,466,332)	$22,544,412
Barrow Hanley Credit Opportunities Fund	Institutional Shares	6,639,107	7,732,924	(16,576,397)	(2,204,366)
Barrow Hanley Emerging Markets Value Fund	Y Shares	—	1	—	1
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	345,305	14,693	(4,647)	355,351
Barrow Hanley Floating Rate Fund	Institutional Shares	16,522,117	8,861,665	(33,125,265)	(7,741,483)
Barrow Hanley International Value Fund	Y Shares	—	—	—	—
Barrow Hanley International Value Fund	Institutional Shares	61,051,174	54,772	(4,426,128)	56,679,818
Barrow Hanley Total Return Bond Fund	Institutional Shares	119,587,659	2,264,393	(355,079)	121,496,973
Barrow Hanley US Value Opportunities Fund	Institutional Shares	1,591,890	963,958	(25,153,117)	(22,597,269)

Transactions in shares for the year ended October 31, 2023, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	2,776,954	18,026	(260,283)	2,534,697
Barrow Hanley Credit Opportunities Fund	Institutional Shares	708,225	848,271	(1,777,737)	(221,241)
Barrow Hanley Emerging Markets Value Fund	Y Shares	—	—	—	—
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	35,069	1,563	(480)	36,152
Barrow Hanley Floating Rate Fund	Institutional Shares	1,746,219	928,297	(3,432,488)	(757,972)
Barrow Hanley International Value Fund	Y Shares	—	—	—	—
Barrow Hanley International Value Fund	Institutional Shares	5,927,661	5,658	(418,917)	5,514,402
Barrow Hanley Total Return Bond Fund	Institutional Shares	13,325,774	245,369	(37,908)	13,533,235
Barrow Hanley US Value Opportunities Fund	Institutional Shares	164,349	100,363	(2,573,113)	(2,308,401)

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of March 31, 2025, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:
Fund	Class	% Ownership
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	31.3
Barrow Hanley Credit Opportunities Fund	Institutional Shares	0.1
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	59.1
Barrow Hanley Floating Rate Fund	Institutional Shares	32.7
Barrow Hanley International Value Fund	Institutional Shares	0.8

BARROW HANLEY FUNDS
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not Applicable.

BARROW HANLEY FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on page 84 in the Notes to Financial Statements.

BARROW HANLEY FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Not Applicable.

Investment Subadviser
Barrow, Hanley, Mewhinney & Straus, LLC
220 Ross Avenue, 31st Floor
Dallas, Texas 75201
Investment Adviser
Perpetual Americas Funds Services
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913
BH 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025